UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1. Shareholder Report.

Annual Report

December 31, 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Equity 500 Index Portfolio (the “Portfolio”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Portfolio’s benchmark is the S&P 500 Index (the “Index”). In seeking to achieve this objective, the Portfolio utilizes an index-based management strategy designed to track the performance of the Index. The Portfolio also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Portfolio was 22.42%, and the Index was 21.83%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Porfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Portfolio, and small security misweights contributed to the difference between the Portfolio’s performance and that of the Index.

After opening 2017 with a respectable gain of approximately 1.9% in January, the S&P 500 Total Return Index better than doubled that performance in February, rising just shy of 4% for the month. After starting the month on March 1st with a 1.4% approximate gain, the Index meandered lower during much of the rest of March to finish the month near unchanged. The positive surge in U.S. stocks to open the month coincided with a very positive response to U.S. President Trump’s address to Congress on February 28th. Political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill caused some market participants to question the likelihood of other policy priorities.

The year-to-date performance through the end of June hit approximately 9.3%, reaching new all-time highs and better than two decade lows in both realized and implied volatility during that time. The second quarter of 2017 finished up just over 3%, which was half that of the first quarter. This indicated a more tentative, but still positive, U.S. growth and inflation.

The third quarter of 2017 commenced with a continuation of many of the themes that prevailed in the first half of the year, including an accelerating selloff for the U.S. dollar. The financial markets had seemingly given a pass to the Trump administration, even in its early tenure when it had been unable to move forward on an anticipated growth agenda. August, in contrast, provided a reminder that markets do take the U.S. president seriously. Trump declared on August 8th that North Korea would be met with “fire and fury” if it continues to threaten the U.S. Volatility picked up in response to his comments, and once again when the President was less than critical in his comments pertaining to violent neo-Nazi protestors in Charlottesville, Virginia. The Index ended up gaining approximately only 0.3% for the month of August. As September progressed, the market picked back up and the Index gained over 2% for the month, posting a gain of approximately 4.5% for the quarter.

The last quarter of the Reporting Period gained strength in early October with a notable increase in U.S. interest rates. November hit its 51st all-time closing high for the Index on November 3rd. December kept pace and the fourth quarter had three months of solid returns for the Index; it finished up approximately 6.6% for the three month period and an impressive 21.8%, approximately, for the year. Information Technology was the greatest contributing sector to this performance at weight of approximately 22.7% and a return of approximately 38.8% for the year. The next greatest was Health Care with an approximate weight of 14.1% and an approximate return of 22.1%. The only two sectors with negative returns were Telecommunication Services and Energy. Both are relatively low weights in the index, so did not have much impact on the overall performance.

The Portfolio used S&P 500 futures contracts in order to equitize the small amount of cash in the portfolio during the Reporting Period. The Portfolio’s use of futures contracts did not have a material impact on Portfolio performance.

On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Apple Inc., Microsoft Corporation and Amazon.com Inc. The top negative contributors to the Portfolio’s performance during the Reporting Period were General Electric Company, Schlumberger Ltd. and Exxon Mobil Corporation.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

1

STATE STREET EQUITY 500 INDEX PORTFOLIO

PERFORMANCE SUMMARY (UNAUDITED)

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Five Years Ended December 31, 2017	Average Annual Total Return Ten Years Ended December 31, 2017
State Street Equity 500 Index Portfolio	22.42%	15.86%	8.52%
S&P 500® Index (1)	21.83%	15.79%	8.50%

(1)	The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

See accompanying notes to financial statements.

2

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	95.7%
Short-Term Investments	1.7
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Information Technology	22.8%
Financials	14.1
Health Care	13.2
Consumer Discretionary	11.7
Industrials	9.8
TOTAL	71.6%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

3

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 11.7%
Advance Auto Parts, Inc.	5,500	$548,295
Amazon.com, Inc. (a)	28,102	32,864,446
Aptiv PLC	17,781	1,508,362
AutoZone, Inc. (a)	1,888	1,343,067
Best Buy Co., Inc.	18,413	1,260,738
BorgWarner, Inc.	13,223	675,563
CarMax, Inc. (a)	13,197	846,324
Carnival Corp.	29,749	1,974,441
CBS Corp. Class B	26,218	1,546,862
Charter Communications, Inc. Class A (a)	13,400	4,501,864
Chipotle Mexican Grill, Inc. (a) (b)	1,614	466,494
Comcast Corp. Class A	326,730	13,085,536
D.R. Horton, Inc.	22,479	1,148,003
Darden Restaurants, Inc.	8,117	779,394
Discovery Communications, Inc. Class A (a) (b)	12,597	281,921
Discovery Communications, Inc. Class C (a) (b)	13,397	283,614
DISH Network Corp. Class A (a)	17,000	811,750
Dollar General Corp.	19,287	1,793,884
Dollar Tree, Inc. (a)	17,482	1,875,993
Expedia, Inc. (b)	9,323	1,116,616
Foot Locker, Inc.	10,100	473,488
Ford Motor Co.	281,260	3,512,937
Gap, Inc.	15,364	523,298
Garmin, Ltd.	9,160	545,661
General Motors Co.	92,377	3,786,533
Genuine Parts Co.	10,920	1,037,509
Goodyear Tire & Rubber Co.	19,613	633,696
H&R Block, Inc.	16,351	428,723
Hanesbrands, Inc. (b)	23,400	489,294
Harley-Davidson, Inc. (b)	12,385	630,149
Hasbro, Inc.	7,628	693,309
Hilton Worldwide Holdings, Inc.	13,700	1,094,082
Home Depot, Inc.	81,910	15,524,402
Interpublic Group of Cos., Inc.	31,928	643,668
Kohl’s Corp. (b)	12,388	671,801
L Brands, Inc. (b)	17,746	1,068,664
Leggett & Platt, Inc.	9,844	469,854
Lennar Corp. Class A	15,425	975,477
LKQ Corp. (a)	20,800	845,936
Lowe’s Cos., Inc.	57,812	5,373,047
Macy’s, Inc. (b)	24,361	613,654
Marriott International, Inc. Class A	20,952	2,843,815
Mattel, Inc. (b)	27,743	426,687
McDonald’s Corp.	55,715	9,589,666
MGM Resorts International	35,300	1,178,667
Michael Kors Holdings, Ltd. (a)	11,686	735,634
Mohawk Industries, Inc. (a)	4,569	1,260,587
Netflix, Inc. (a)	30,096	5,777,228
Newell Brands, Inc.	34,450	1,064,505
News Corp. Class A	28,814	467,075
News Corp. Class B	7,500	124,500
NIKE, Inc. Class B	94,102	5,886,080
Nordstrom, Inc. (b)	7,756	367,479
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	686,925
Omnicom Group, Inc.	17,450	1,270,884
O’Reilly Automotive, Inc. (a)	5,620	1,351,835
Priceline Group, Inc. (a)	3,408	5,922,218
PulteGroup, Inc.	19,543	649,805
PVH Corp.	6,051	830,258
Ralph Lauren Corp.	4,136	428,862
Ross Stores, Inc.	27,244	2,186,331
Royal Caribbean Cruises, Ltd.	12,800	1,526,784
Scripps Networks Interactive, Inc. Class A	6,863	585,963
Signet Jewelers, Ltd. (b)	5,100	288,405
Starbucks Corp.	98,892	5,679,368
Tapestry, Inc.	19,000	840,370
Target Corp.	38,944	2,541,096
Tiffany & Co.	6,581	684,095
Time Warner, Inc.	53,980	4,937,551
TJX Cos., Inc.	43,775	3,347,036
Tractor Supply Co.	9,774	730,607
TripAdvisor, Inc. (a) (b)	9,015	310,657
Twenty-First Century Fox, Inc. Class A	77,109	2,662,574
Twenty-First Century Fox, Inc. Class B	28,600	975,832
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,400	984,104
Under Armour, Inc. Class A (a) (b)	14,376	207,446
Under Armour, Inc. Class C (a) (b)	14,478	192,847
VF Corp. (b)	24,428	1,807,672
Viacom, Inc. Class B	24,341	749,946
Walt Disney Co.	105,693	11,363,054
Whirlpool Corp.	4,559	768,830
Wyndham Worldwide Corp.	7,746	897,529
Wynn Resorts, Ltd.	5,859	987,769
Yum! Brands, Inc.	23,890	1,949,663

		196,816,588

CONSUMER STAPLES — 7.8%
Altria Group, Inc.	133,370	9,523,952
Archer-Daniels-Midland Co.	39,892	1,598,871
British American Tobacco PLC ADR	1	67
Brown-Forman Corp. Class B	12,022	825,551
Campbell Soup Co. (b)	14,083	677,533
Church & Dwight Co., Inc.	17,800	893,026
Clorox Co.	9,479	1,409,906
Coca-Cola Co.	268,522	12,319,789
Colgate-Palmolive Co.	60,779	4,585,776
Conagra Brands, Inc.	30,951	1,165,924
Constellation Brands, Inc. Class A	12,276	2,805,925
Costco Wholesale Corp.	30,334	5,645,764
Coty, Inc. Class A	37,840	752,638
CVS Health Corp.	72,227	5,236,458
Dr. Pepper Snapple Group, Inc.	11,903	1,155,305

See accompanying notes to financial statements.

4

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	16,363	$2,082,028
General Mills, Inc.	40,222	2,384,762
Hershey Co.	10,415	1,182,207
Hormel Foods Corp. (b)	21,098	767,756
J.M. Smucker Co.	7,355	913,785
Kellogg Co. (b)	17,307	1,176,530
Kimberly-Clark Corp.	24,773	2,989,110
Kraft Heinz Co.	41,051	3,192,126
Kroger Co.	63,510	1,743,350
McCormick & Co., Inc.	8,061	821,497
Molson Coors Brewing Co. Class B	13,609	1,116,891
Mondelez International, Inc. Class A	103,494	4,429,543
Monster Beverage Corp. (a)	30,087	1,904,206
PepsiCo, Inc.	99,538	11,936,597
Philip Morris International, Inc.	108,687	11,482,782
Procter & Gamble Co.	178,713	16,420,150
Sysco Corp.	32,435	1,969,778
Tyson Foods, Inc. Class A	21,491	1,742,275
Wal-Mart Stores, Inc.	102,399	10,111,901
Walgreens Boots Alliance, Inc.	61,813	4,488,860

		131,452,619

ENERGY — 5.8%
Anadarko Petroleum Corp.	39,544	2,121,140
Andeavor	10,249	1,171,871
Apache Corp. (b)	24,970	1,054,233
Baker Hughes a GE Co.	30,594	967,994
Cabot Oil & Gas Corp.	33,722	964,449
Chesapeake Energy Corp. (a) (b)	45,894	181,740
Chevron Corp.	133,234	16,679,565
Cimarex Energy Co.	6,942	846,994
Concho Resources, Inc. (a) (b)	11,100	1,667,442
ConocoPhillips	82,803	4,545,057
Devon Energy Corp.	38,850	1,608,390
EOG Resources, Inc.	41,463	4,474,272
EQT Corp.	17,743	1,009,932
Exxon Mobil Corp.	297,672	24,897,286
Halliburton Co.	62,267	3,042,988
Helmerich & Payne, Inc. (b)	7,974	515,439
Hess Corp. (b)	20,244	960,983
Kinder Morgan, Inc.	140,676	2,542,015
Marathon Oil Corp.	65,189	1,103,650
Marathon Petroleum Corp.	33,202	2,190,668
National Oilwell Varco, Inc. (b)	26,341	948,803
Newfield Exploration Co. (a)	15,685	494,548
Noble Energy, Inc.	32,895	958,560
Occidental Petroleum Corp.	54,635	4,024,414
ONEOK, Inc.	27,904	1,491,469
Phillips 66	31,192	3,155,071
Pioneer Natural Resources Co.	11,524	1,991,923
Range Resources Corp. (b)	14,541	248,070
Schlumberger, Ltd.	98,893	6,664,399
TechnipFMC PLC	29,109	911,403
Valero Energy Corp.	29,986	2,756,013
Williams Cos., Inc.	57,910	1,765,676

		97,956,457

FINANCIALS — 14.1%
Affiliated Managers Group, Inc.	4,276	877,649
Aflac, Inc.	28,237	2,478,644
Allstate Corp.	26,167	2,739,947
American Express Co.	49,952	4,960,733
American International Group, Inc.	63,532	3,785,236
Ameriprise Financial, Inc.	10,563	1,790,112
Aon PLC	16,982	2,275,588
Arthur J Gallagher & Co.	12,000	759,360
Assurant, Inc.	3,946	397,915
Bank of America Corp.	681,066	20,105,068
Bank of New York Mellon Corp.	70,691	3,807,417
BB&T Corp.	56,839	2,826,035
Berkshire Hathaway, Inc. Class B (a)	135,219	26,803,110
BlackRock, Inc.	8,518	4,375,782
Brighthouse Financial, Inc. (a)	7,075	414,878
Capital One Financial Corp.	34,068	3,392,491
Cboe Global Markets, Inc.	8,200	1,021,638
Charles Schwab Corp.	82,589	4,242,597
Chubb, Ltd.	32,141	4,696,764
Cincinnati Financial Corp.	11,705	877,524
Citigroup, Inc.	185,293	13,787,652
Citizens Financial Group, Inc.	34,200	1,435,716
CME Group, Inc.	24,392	3,562,452
Comerica, Inc.	13,017	1,130,006
Discover Financial Services	26,277	2,021,227
E*TRADE Financial Corp. (a)	20,489	1,015,640
Everest Re Group, Ltd.	2,700	597,402
Fifth Third Bancorp	51,854	1,573,250
Franklin Resources, Inc.	22,151	959,803
Goldman Sachs Group, Inc.	24,388	6,213,087
Hartford Financial Services Group, Inc.	24,930	1,403,060
Huntington Bancshares, Inc.	75,965	1,106,050
Intercontinental Exchange, Inc.	42,225	2,979,396
Invesco, Ltd.	28,289	1,033,680
JPMorgan Chase & Co.	243,872	26,079,672
KeyCorp.	71,879	1,449,799
Leucadia National Corp.	23,809	630,700
Lincoln National Corp.	16,710	1,284,498
Loews Corp.	20,312	1,016,209
M&T Bank Corp.	10,834	1,852,506
Marsh & McLennan Cos., Inc.	35,034	2,851,417
MetLife, Inc.	72,626	3,671,971
Moody’s Corp.	12,234	1,805,861
Morgan Stanley	96,555	5,066,241
Nasdaq, Inc.	9,225	708,757
Navient Corp.	16,541	220,326
Northern Trust Corp.	14,710	1,469,382
People’s United Financial, Inc.	22,434	419,516
PNC Financial Services Group, Inc.	32,942	4,753,201
Principal Financial Group, Inc.	18,426	1,300,139
Progressive Corp.	40,852	2,300,785

See accompanying notes to financial statements.

5

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Prudential Financial, Inc.	30,737	$3,534,140
Raymond James Financial, Inc.	9,600	857,280
Regions Financial Corp.	86,943	1,502,375
S&P Global, Inc.	17,498	2,964,161
State Street Corp. (c)	25,847	2,522,926
SunTrust Banks, Inc.	34,882	2,253,028
Synchrony Financial	49,771	1,921,658
T Rowe Price Group, Inc.	16,720	1,754,430
Torchmark Corp.	8,384	760,513
Travelers Cos., Inc.	19,298	2,617,581
Unum Group	17,324	950,914
US Bancorp	109,630	5,873,975
Wells Fargo & Co.	311,046	18,871,161
Willis Towers Watson PLC	9,479	1,428,390
XL Group, Ltd.	20,520	721,483
Zions Bancorp	15,258	775,564

		237,637,468

HEALTH CARE — 13.2%
Abbott Laboratories	121,249	6,919,680
AbbVie, Inc.	111,563	10,789,258
Aetna, Inc.	22,515	4,061,481
Agilent Technologies, Inc.	22,475	1,505,151
Alexion Pharmaceuticals, Inc. (a)	15,927	1,904,710
Align Technology, Inc. (a)	5,000	1,110,950
Allergan PLC	22,926	3,750,235
AmerisourceBergen Corp.	10,552	968,885
Amgen, Inc.	50,691	8,815,165
Anthem, Inc.	17,719	3,986,952
Baxter International, Inc.	36,370	2,350,957
Becton Dickinson and Co.	18,477	3,955,199
Biogen, Inc. (a)	15,147	4,825,380
Boston Scientific Corp. (a)	93,577	2,319,774
Bristol-Myers Squibb Co.	114,012	6,986,655
Cardinal Health, Inc.	20,924	1,282,013
Celgene Corp. (a)	54,765	5,715,275
Centene Corp. (a)	11,700	1,180,296
Cerner Corp. (a)	22,263	1,500,304
Cigna Corp.	17,811	3,617,236
Cooper Cos., Inc.	3,300	719,004
Danaher Corp.	43,678	4,054,192
DaVita, Inc. (a)	11,472	828,852
DENTSPLY SIRONA, Inc.	17,366	1,143,204
Edwards Lifesciences Corp. (a)	15,790	1,779,691
Eli Lilly & Co.	69,157	5,841,000
Envision Healthcare Corp. (a)	9,118	315,118
Express Scripts Holding Co. (a)	40,747	3,041,356
Gilead Sciences, Inc.	90,946	6,515,371
HCA Healthcare, Inc. (a)	20,400	1,791,936
Henry Schein, Inc. (a)	11,000	768,680
Hologic, Inc. (a)	17,600	752,400
Humana, Inc.	10,217	2,534,531
IDEXX Laboratories, Inc. (a)	6,100	953,918
Illumina, Inc. (a)	9,900	2,163,051
Incyte Corp. (a)	11,900	1,127,049
Intuitive Surgical, Inc. (a)	7,956	2,903,463
IQVIA Holdings, Inc. (a)	10,000	979,000
Johnson & Johnson	188,841	26,384,864
Laboratory Corp. of America Holdings (a)	7,447	1,187,871
McKesson Corp.	14,631	2,281,704
Medtronic PLC	94,404	7,623,123
Merck & Co., Inc.	191,398	10,769,965
Mettler-Toledo International, Inc. (a)	1,800	1,115,136
Mylan NV (a)	39,107	1,654,617
Patterson Cos., Inc. (b)	6,459	233,364
PerkinElmer, Inc.	7,032	514,180
Perrigo Co. PLC (b)	9,814	855,388
Pfizer, Inc.	417,948	15,138,077
Quest Diagnostics, Inc.	10,158	1,000,461
Regeneron Pharmaceuticals, Inc. (a)	5,658	2,127,182
ResMed, Inc. (b)	10,400	880,776
Stryker Corp.	22,195	3,436,674
Thermo Fisher Scientific, Inc.	28,612	5,432,847
UnitedHealth Group, Inc.	67,922	14,974,084
Universal Health Services, Inc. Class B	6,800	770,780
Varian Medical Systems, Inc. (a)	6,031	670,346
Vertex Pharmaceuticals, Inc. (a)	18,348	2,749,631
Waters Corp. (a)	5,415	1,046,124
Zimmer Biomet Holdings, Inc.	14,827	1,789,174
Zoetis, Inc.	34,228	2,465,785

		220,859,525

INDUSTRIALS — 9.8%
3M Co.	41,743	9,825,050
Acuity Brands, Inc.	3,000	528,000
Alaska Air Group, Inc.	9,000	661,590
Allegion PLC	7,537	599,644
American Airlines Group, Inc.	31,600	1,644,148
AMETEK, Inc.	15,701	1,137,851
AO Smith Corp.	10,800	661,824
Arconic, Inc.	28,263	770,167
Boeing Co.	39,224	11,567,550
C.H. Robinson Worldwide, Inc. (b)	9,582	853,660
Caterpillar, Inc.	42,455	6,690,059
Cintas Corp.	5,722	891,659
CSX Corp.	61,559	3,386,361
Cummins, Inc.	10,744	1,897,820
Deere & Co.	22,054	3,451,672
Delta Air Lines, Inc.	44,766	2,506,896
Dover Corp.	10,545	1,064,940
Eaton Corp. PLC	29,999	2,370,221
Emerson Electric Co.	45,969	3,203,580
Equifax, Inc.	8,395	989,938
Expeditors International of Washington, Inc.	11,844	766,188
Fastenal Co.	20,242	1,107,035
FedEx Corp.	17,050	4,254,657
Flowserve Corp.	9,555	402,552
Fluor Corp.	10,956	565,877
Fortive Corp.	22,139	1,601,757
Fortune Brands Home & Security, Inc.	10,100	691,244

See accompanying notes to financial statements.

6

STATE STREET MASTER FUNDS

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
General Dynamics Corp.	19,789	$4,026,072
General Electric Co.	606,649	10,586,025
Harris Corp.	8,598	1,217,907
Honeywell International, Inc.	53,203	8,159,212
IHS Markit, Ltd. (a)	23,400	1,056,510
Illinois Tool Works, Inc.	21,971	3,665,861
Ingersoll-Rand PLC	16,716	1,490,900
Jacobs Engineering Group, Inc.	9,657	636,976
JB Hunt Transport Services, Inc.	5,500	632,390
Johnson Controls International PLC	63,093	2,404,474
Kansas City Southern	7,004	736,961
L3 Technologies, Inc.	5,365	1,061,465
Lockheed Martin Corp.	17,890	5,743,584
Masco Corp.	21,639	950,818
Nielsen Holdings PLC	23,375	850,850
Norfolk Southern Corp.	20,768	3,009,283
Northrop Grumman Corp.	12,586	3,862,769
PACCAR, Inc.	26,035	1,850,568
Parker-Hannifin Corp.	9,214	1,838,930
Pentair PLC	11,791	832,680
Quanta Services, Inc. (a)	11,593	453,402
Raytheon Co.	19,936	3,744,978
Republic Services, Inc.	15,814	1,069,185
Robert Half International, Inc.	9,374	520,632
Rockwell Automation, Inc.	9,379	1,841,567
Rockwell Collins, Inc.	12,100	1,641,002
Roper Technologies, Inc.	7,535	1,951,565
Snap-on, Inc. (b)	4,572	796,900
Southwest Airlines Co.	37,227	2,436,507
Stanley Black & Decker, Inc.	10,650	1,807,198
Stericycle, Inc. (a)	6,604	449,006
Textron, Inc.	17,106	968,029
TransDigm Group, Inc. (b)	3,400	933,708
Union Pacific Corp.	54,938	7,367,186
United Continental Holdings, Inc. (a)	17,400	1,172,760
United Parcel Service, Inc. Class B	47,755	5,690,008
United Rentals, Inc. (a)	6,100	1,048,651
United Technologies Corp.	53,127	6,777,411
Verisk Analytics, Inc. (a)	10,300	988,800
W.W. Grainger, Inc. (b)	4,012	947,835
Waste Management, Inc.	28,604	2,468,525
Xylem, Inc.	11,434	779,799

		164,560,829

INFORMATION TECHNOLOGY — 22.8%
Accenture PLC Class A	43,982	6,733,204
Activision Blizzard, Inc.	52,000	3,292,640
Adobe Systems, Inc. (a)	34,313	6,013,010
Advanced Micro Devices, Inc. (a) (b)	57,800	594,184
Akamai Technologies, Inc. (a)	12,634	821,715
Alliance Data Systems Corp.	3,504	888,194
Alphabet, Inc. Class A (a)	20,923	22,040,288
Alphabet, Inc. Class C (a)	21,245	22,230,768
Amphenol Corp. Class A	20,580	1,806,924
Analog Devices, Inc.	25,870	2,303,206
ANSYS, Inc. (a)	5,600	826,504
Apple, Inc.	361,464	61,170,553
Applied Materials, Inc.	77,053	3,938,949
Autodesk, Inc. (a)	15,970	1,674,135
Automatic Data Processing, Inc.	30,565	3,581,912
Broadcom, Ltd.	28,335	7,279,261
CA, Inc.	24,759	823,980
Cadence Design Systems, Inc. (a)	20,400	853,128
Cars.com, Inc. (a)	1	29
Cisco Systems, Inc	346,329	13,264,401
Citrix Systems, Inc. (a)	9,478	834,064
Cognizant Technology Solutions Corp. Class A	42,227	2,998,962
Corning, Inc.	62,850	2,010,572
CSRA, Inc.	9,732	291,181
DXC Technology Co.	19,291	1,830,716
eBay, Inc. (a)	70,358	2,655,311
Electronic Arts, Inc. (a)	21,521	2,260,996
F5 Networks, Inc. (a)	5,059	663,842
Facebook, Inc. Class A (a)	167,607	29,575,931
Fidelity National Information Services, Inc.	24,386	2,294,479
Fiserv, Inc. (a)	15,142	1,985,570
FLIR Systems, Inc.	8,239	384,102
Gartner, Inc. (a)	6,700	825,105
Global Payments, Inc.	11,275	1,130,206
Hewlett Packard Enterprise Co.	115,263	1,655,177
HP, Inc.	120,363	2,528,827
Intel Corp.	328,120	15,146,019
International Business Machines Corp.	60,147	9,227,753
Intuit, Inc.	17,326	2,733,696
Juniper Networks, Inc.	27,844	793,554
KLA-Tencor Corp.	11,473	1,205,468
Lam Research Corp. (b)	11,581	2,131,715
Mastercard, Inc. Class A	64,949	9,830,681
Microchip Technology, Inc. (b)	16,206	1,424,183
Micron Technology, Inc. (a)	81,128	3,335,983
Microsoft Corp.	542,877	46,437,699
Motorola Solutions, Inc.	12,428	1,122,746
NetApp, Inc.	19,943	1,103,247
NVIDIA Corp.	42,312	8,187,372
Oracle Corp.	213,070	10,073,950
Paychex, Inc.	23,831	1,622,414
PayPal Holdings, Inc. (a)	80,758	5,945,404
Qorvo, Inc. (a)	9,800	652,680
QUALCOMM, Inc.	102,685	6,573,894
Red Hat, Inc. (a)	12,530	1,504,853
salesforce.com, Inc. (a)	49,005	5,009,781
Seagate Technology PLC (b)	18,476	773,036
Skyworks Solutions, Inc.	13,600	1,291,320
Symantec Corp.	45,903	1,288,038
Synopsys, Inc. (a)	11,300	963,212
TE Connectivity, Ltd.	24,649	2,342,641
Texas Instruments, Inc.	68,706	7,175,655
Total System Services, Inc.	10,899	862,002
VeriSign, Inc. (a) (b)	5,320	608,821

See accompanying notes to financial statements.

7

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Visa, Inc. Class A	127,140	$14,496,503
Western Digital Corp.	21,706	1,726,278
Western Union Co.	37,340	709,833
Xerox Corp.	15,823	461,240
Xilinx, Inc. (b)	18,542	1,250,102

		382,073,799

MATERIALS — 2.9%
Air Products & Chemicals, Inc.	14,907	2,445,941
Albemarle Corp. (b)	8,400	1,074,276
Avery Dennison Corp.	6,518	748,657
Ball Corp.	25,716	973,351
CF Industries Holdings, Inc.	16,730	711,694
DowDuPont, Inc.	163,832	11,668,115
Eastman Chemical Co.	10,672	988,654
Ecolab, Inc.	18,665	2,504,470
FMC Corp.	10,522	996,013
Freeport-McMoRan, Inc. (a)	99,564	1,887,733
International Flavors & Fragrances, Inc.	5,880	897,347
International Paper Co.	30,508	1,767,634
LyondellBasell Industries NV Class A	22,052	2,432,777
Martin Marietta Materials, Inc.	4,855	1,073,149
Monsanto Co.	31,494	3,677,869
Mosaic Co.	27,716	711,193
Newmont Mining Corp.	36,973	1,387,227
Nucor Corp.	21,906	1,392,783
Packaging Corp. of America	6,900	831,795
PPG Industries, Inc.	17,288	2,019,584
Praxair, Inc.	20,800	3,217,344
Sealed Air Corp.	11,269	555,562
Sherwin-Williams Co.	5,587	2,290,893
Vulcan Materials Co.	9,790	1,256,742
WestRock Co.	19,148	1,210,345

		48,721,148

REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,700	874,953
American Tower Corp. REIT	30,582	4,363,134
Apartment Investment & Management Co. Class A, REIT	11,865	518,619
AvalonBay Communities, Inc. REIT	9,729	1,735,751
Boston Properties, Inc. REIT	11,421	1,485,073
CBRE Group, Inc. Class A (a)	21,708	940,174
Crown Castle International Corp. REIT	28,242	3,135,145
Digital Realty Trust, Inc. REIT	14,900	1,697,110
Duke Realty Corp. REIT	26,000	707,460
Equinix, Inc. REIT	5,338	2,419,288
Equity Residential REIT	27,038	1,724,213
Essex Property Trust, Inc. REIT	4,455	1,075,303
Extra Space Storage, Inc. REIT	9,500	830,775
Federal Realty Investment Trust REIT	5,400	717,174
GGP, Inc. REIT	42,942	1,004,413
HCP, Inc. REIT	32,677	852,216
Host Hotels & Resorts, Inc. REIT	54,259	1,077,041
Iron Mountain, Inc. REIT	18,074	681,932
Kimco Realty Corp. REIT	32,916	597,425
Macerich Co. REIT	8,645	567,804
Mid-America Apartment Communities, Inc. REIT	8,800	884,928
Prologis, Inc. REIT	36,247	2,338,294
Public Storage REIT	10,152	2,121,768
Realty Income Corp. REIT	19,800	1,128,996
Regency Centers Corp. REIT	10,899	753,993
SBA Communications Corp. REIT (a)	8,800	1,437,568
Simon Property Group, Inc. REIT	21,435	3,681,247
SL Green Realty Corp. REIT	6,100	615,673
UDR, Inc. REIT	20,100	774,252
Ventas, Inc. REIT	23,803	1,428,418
Vornado Realty Trust REIT	13,046	1,019,936
Welltower, Inc. REIT	26,881	1,714,201
Weyerhaeuser Co. REIT	55,198	1,946,282

		46,850,559

TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	430,718	16,746,316
CenturyLink, Inc. (b)	67,987	1,134,023
Verizon Communications, Inc.	286,051	15,140,679

		33,021,018

UTILITIES — 2.8%
AES Corp.	49,859	539,973
Alliant Energy Corp.	14,700	626,367
Ameren Corp.	16,456	970,739
American Electric Power Co., Inc.	35,743	2,629,613
American Water Works Co., Inc.	12,300	1,125,327
CenterPoint Energy, Inc.	33,235	942,545
CMS Energy Corp.	18,801	889,287
Consolidated Edison, Inc.	21,500	1,826,425
Dominion Energy, Inc.	44,368	3,596,470
DTE Energy Co.	13,239	1,449,141
Duke Energy Corp.	49,591	4,171,099
Edison International	24,205	1,530,724
Entergy Corp.	12,200	992,958
Eversource Energy	22,043	1,392,677
Exelon Corp.	69,359	2,733,438
FirstEnergy Corp.	32,229	986,852
NextEra Energy, Inc.	32,657	5,100,697
NiSource, Inc.	23,078	592,412
NRG Energy, Inc.	22,498	640,743
PG&E Corp.	37,712	1,690,629
Pinnacle West Capital Corp.	8,756	745,836
PPL Corp.	50,456	1,561,613
Public Service Enterprise Group, Inc.	37,536	1,933,104
SCANA Corp.	11,501	457,510
Sempra Energy	17,624	1,884,358

See accompanying notes to financial statements.

8

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Southern Co.	69,084	$3,322,250
WEC Energy Group, Inc.	23,287	1,546,955
Xcel Energy, Inc.	37,600	1,808,936

		47,688,678

TOTAL COMMON STOCKS (Cost $479,714,178)		1,607,638,688

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	27,556,254	27,556,254
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	818,690	818,690

TOTAL SHORT-TERM INVESTMENTS (Cost $28,374,944)		28,374,944

TOTAL INVESTMENTS — 97.4% (Cost $508,089,122)		1,636,013,632

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%		43,236,032

NET ASSETS — 100.0%		$1,679,249,664

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	03/16/2018	222	$29,214,220	$29,703,600	$489,380

					$489,380

During the period ended December 31, 2017, average notional value related to futures contracts was $28,935,876 or 2% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
Common Stocks
Consumer Discretionary	$196,816,588	$—	$—	$196,816,588
Consumer Staples	131,452,619	—	—	131,452,619
Energy	97,956,457	—	—	97,956,457
Financials	237,637,468	—	—	237,637,468
Health Care	220,859,525	—	—	220,859,525
Industrials	164,560,829	—	—	164,560,829

See accompanying notes to financial statements.

9

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Information Technology	382,073,799	$—	$—	382,073,799
Materials	48,721,148	—	—	48,721,148
Real Estate	46,850,559	—	—	46,850,559
Telecommunication Services	33,021,018	—	—	33,021,018
Utilities	47,688,678	—	—	47,688,678
Short-Term Investments	28,374,944	—	—	28,374,944

TOTAL INVESTMENTS	$1,636,013,632	$—	$—	$1,636,013,632

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	489,380	—	—	489,380

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,636,503,012	$—	$—	$1,636,503,012

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	27,747	$2,156,497	$—	$151,031	$43,261	$474,199	25,847	$2,522,926	$42,077	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	94,983,704	67,427,450	—	—	27,556,254	27,556,254	150,202	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	—	—	—	—	42,426	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	24,459,246	23,640,556	—	—	818,690	818,690	14,170	—

Total		$20,582,067	$197,724,892	$187,926,549	$43,261	$474,199		$30,897,870	$248,875	$—

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$1,605,115,762
Investments in affiliated issuers, at value	30,897,870

Total Investments	1,636,013,632
Cash at broker	999,000
Cash	1,165
Receivable for investments sold	42,190,886
Dividends receivable — unaffiliated issuers	1,646,970
Dividends receivable — affiliated issuers	34,928
Securities lending income receivable — unaffiliated issuers	2,691
Securities lending income receivable — affiliated issuers	975
Receivable from Adviser	3,701

TOTAL ASSETS	1,680,893,948

LIABILITIES
Payable upon return of securities loaned	818,690
Payable for investments purchased	600,007
Payable to broker – variation margin on open futures contracts	107,671
Advisory fee payable	117,916

TOTAL LIABILITIES	1,644,284

NET ASSETS	$1,679,249,664

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$478,977,048
Investments in affiliated issuers	29,112,074

Total cost of investments	$508,089,122

* Includes investments in securities on loan, at value	$21,975,355

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$19,599
Dividend income — unaffiliated issuers	31,762,872
Dividend income — affiliated issuers	234,705
Unaffiliated securities lending income	21,023
Affiliated securities lending income	14,170
Foreign taxes withheld	(127,340)

TOTAL INVESTMENT INCOME (LOSS)	31,925,029

EXPENSES
Advisory fee	708,813
Miscellaneous expenses	76

TOTAL EXPENSES	708,889

NET INVESTMENT INCOME (LOSS)	31,216,140

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	92,151,713
Investments — affiliated issuers	43,261
Futures contracts	4,495,428

Net realized gain (loss)	96,690,402

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	181,855,451
Investments — affiliated issuers	474,199
Futures contracts	682,055

Net change in unrealized appreciation/depreciation	183,011,705

NET REALIZED AND UNREALIZED GAIN (LOSS)	279,702,107

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$310,918,247

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,216,140	$33,251,620
Net realized gain (loss)	96,690,402	105,963,108
Net change in unrealized appreciation/depreciation	183,011,705	34,051,685

Net increase (decrease) in net assets resulting from operations	310,918,247	173,266,413

FROM BENEFICIAL INTEREST TRANSACTIONS
Contributions	44,261,255	116,324,014
Withdrawals	(194,742,512)	(372,376,185)

Net increase (decrease) in net assets from capital transactions	(150,481,257)	(256,052,171)

Net increase (decrease) in net assets during the period	160,436,990	(82,785,758)

Net assets at beginning of period	1,518,812,674	1,601,598,432

NET ASSETS AT END OF PERIOD	$1,679,249,664	$1,518,812,674

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/17		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13
Total return (a)	22.42	%(b)	11.90%	1.41%		13.62%		32.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,679,250		$1,518,813	$1,601,598		$2,869,323		$2,739,594
Ratios to average net assets:
Total expenses	0.05%		0.05%	0.05%		0.050%		0.05%
Net expenses	0.05%		0.04%	0.05%		0.05%		0.05%
Net investment income (loss)	1.98%		2.18%	2.00%		1.98%		2.05%
Portfolio turnover rate	2%		5%	7	%(c)	2	%(c)	4	%(c)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Reflects a non-recurring litigation payment received by the Portfolio from State Street Corp., an affiliate, which amounted to less than $0.01 per share outstanding as of March 8, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended December 31, 2017.
(c)	Portfolio turnover rate excludes in-kind security transactions.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:

Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts (a)	$—	$—	$—	$489,380	$—	$ 489,380

(a) Unrealized appreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$4,495,428	$—	$4,495,428

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$682,055	$—	$682,055

4.	Fees and Transactions with Affiliates

Advisory Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

On March 8, 2017, the Portfolio received a non-recurring litigation payment of $6,722, from State Street Corporation, an affiliate of the Adviser, which is recorded as a realized gain in the Statement of Operations.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street Equity 500 Index Portfolio	$35,529,815	$192,019,343

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$568,146,969	$1,141,277,507	$72,921,464	$1,068,356,043

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$21,975,355	$818,690	$21,872,186	$22,690,876

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$818,690	$—	$—	$—	$818,690	$818,690

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolio and other affiliated funds participated in a $360 million revolving credit facility.

The Portfolio had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of

State Street Equity 500 Index Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$1,119.70	$0.27	$1,025.00	$0.26

(a)	Hypothetical expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the year multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

27

STATE STREET MASTER FUNDS

STATE STREET EQUITY 500 INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-800-997-7327.

28

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Certificates of Deposit	39.2%
Financial Company Commercial Paper	24.2
Other Notes	17.8
Other Repurchase Agreements	10.9
Asset Backed Commercial Paper	7.2
Other Commercial Paper	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	47.6%
31 to 60 Days	9.6
61 to 90 Days	14.7
Over 90 Days	28.0
TOTAL	99.9%
Average days to maturity	20
Weighted average life	69

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER — 7.2%
Alpine Securitization Ltd. (a)	1.370%	01/16/2018	01/16/2018	$100,000,000	$99,921,900
Alpine Securitization Ltd. (a)	1.440%	01/31/2018	01/31/2018	30,000,000	29,955,038
Antalis SA (a)	1.480%	01/03/2018	01/03/2018	40,000,000	39,991,722
Antalis SA (a)	1.650%	01/05/2018	01/05/2018	66,410,000	66,390,630
Collateralized Commercial Paper Co. LLC, 3 Month USD LIBOR + 0.12% (b)	1.456%	01/04/2018	01/04/2018	101,000,000	101,001,094
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.21% (b)	1.642%	01/12/2018	06/12/2018	100,000,000	100,006,632
Collateralized Commercial Paper Co. LLC (a)	1.730%	04/13/2018	04/13/2018	125,000,000	124,349,947
Kells Funding LLC, 1 Month USD LIBOR + 0.10% (b)	1.572%	01/15/2018	03/14/2018	123,000,000	123,014,279
Liberty Street Funding LLC (a)	1.370%	01/18/2018	01/18/2018	35,000,000	34,969,667

TOTAL ASSET BACKED COMMERCIAL PAPER					719,600,909

CERTIFICATES OF DEPOSIT — 39.2%
Bank of China (a)	1.800%	01/26/2018	01/26/2018	125,000,000	125,001,050
Bank of Montreal (a)	1.320%	01/02/2018	01/02/2018	50,000,000	49,998,901
Bank of Montreal (a)	1.350%	01/04/2018	01/04/2018	90,000,000	89,997,494
Bank of Montreal, 1 Month USD LIBOR + 0.13% (b)	1.537%	01/08/2018	03/08/2018	50,000,000	50,008,360
Bank of Montreal, 1 Month USD LIBOR + 0.19% (b)	1.562%	01/04/2018	05/04/2018	75,000,000	75,013,276
Bank of Montreal, 3 Month USD LIBOR + 0.17% (b)	1.632%	02/23/2018	05/23/2018	80,000,000	80,022,998
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19% (b)	1.754%	01/29/2018	08/28/2018	125,000,000	124,962,371
Bank of Nova Scotia (a)	1.760%	03/19/2018	03/19/2018	50,000,000	50,007,316
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.330%	01/02/2018	01/02/2018	50,000,000	49,999,196
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.450%	01/03/2018	01/03/2018	150,000,000	149,999,476
BNP Paribas (a)	1.320%	01/02/2018	01/02/2018	100,000,000	99,998,025
BNP Paribas (a)	1.410%	02/20/2018	02/20/2018	100,000,000	99,982,493
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19% (b)	1.759%	01/31/2018	08/31/2018	100,000,000	99,948,811
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (a)	1.590%	03/12/2018	03/12/2018	125,000,000	124,983,247
KBC Bank NV (a)	1.360%	01/04/2018	01/04/2018	95,000,000	94,999,136
KBC Bank NV (a)	1.630%	03/08/2018	03/08/2018	125,000,000	125,018,519
KBC Bank NV (a)	1.780%	03/13/2018	03/13/2018	50,000,000	49,999,651
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	1.552%	01/03/2018	08/03/2018	75,000,000	74,982,740
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	1.681%	01/22/2018	04/20/2018	75,000,000	75,015,556
Mizuho Bank Ltd. (a)	1.370%	01/02/2018	01/02/2018	150,000,000	149,997,897
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.14% (b)	1.584%	01/12/2018	01/12/2018	35,000,000	35,002,459
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.20% (b)	1.592%	01/08/2018	04/04/2018	100,000,000	100,026,650
Oversea-Chinese Banking Corp. Ltd. (a)	1.400%	01/05/2018	01/05/2018	140,000,000	140,000,000
Oversea-Chinese Banking Corp. Ltd. (a)	1.620%	03/12/2018	03/12/2018	125,000,000	124,999,687
Royal Bank of Canada, 3 Month USD LIBOR + 0.13% (b)	1.679%	03/12/2018	06/12/2018	75,000,000	75,016,137
Royal Bank of Canada, 1 Month USD LIBOR + 0.24% (b)	1.735%	01/19/2018	04/19/2018	72,000,000	72,028,521
Royal Bank of Canada, 1 Month USD LIBOR + 0.35% (b)	1.753%	01/08/2018	03/07/2018	100,000,000	100,058,198
Standard Chartered Bank (a)	1.660%	03/14/2018	03/14/2018	125,000,000	124,997,105
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.15% (b)	1.511%	01/02/2018	03/01/2018	75,000,000	75,013,218
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22% (b)	1.652%	01/11/2018	05/11/2018	100,000,000	100,020,791
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20% (b)	1.660%	01/16/2018	02/13/2018	100,000,000	100,024,709
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20% (b)	1.769%	01/31/2018	03/29/2018	75,000,000	75,016,447
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.19% (b)	1.742%	01/25/2018	05/25/2018	125,000,000	125,011,662
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.13% (b)	1.502%	01/03/2018	04/03/2018	75,000,000	75,010,388
Swedbank AB (a)	1.330%	01/03/2018	01/03/2018	80,000,000	79,999,721
Toronto Dominion Bank (a)	1.400%	02/05/2018	02/05/2018	100,000,000	99,980,356
Toronto Dominion Bank (a)	1.440%	02/20/2018	02/20/2018	125,000,000	124,966,151
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23% (b)	1.591%	01/02/2018	12/03/2018	125,000,000	124,786,755

See accompanying notes to financial statements.

2

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto Dominion Bank, 1 Month USD LIBOR + 0.34% (b)	1.712%	01/03/2018	03/05/2018	$50,000,000	$50,028,019
Wells Fargo Bank NA, 1 Month USD LIBOR + 0. 12% (b)	1.523%	01/08/2018	02/07/2018	55,000,000	55,007,585
Wells Fargo Bank NA, 1 Month USD LIBOR + 0. 17% (b)	1.542%	01/04/2018	07/05/2018	100,000,000	99,983,736
Wells Fargo Bank NA, 1 Month USD LIBOR + 0. 22% (b)	1.711%	01/16/2018	11/15/2018	100,000,000	100,002,570

TOTAL CERTIFICATES OF DEPOSIT					3,896,917,378

FINANCIAL COMPANY COMMERCIAL PAPER — 24.2%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0. 15% (b)	1.522%	01/02/2018	07/02/2018	94,000,000	93,984,017
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0. 11% (b)	1.645%	01/22/2018	03/22/2018	90,000,000	90,010,533
Bank of Nova Scotia, 3 Month USD LIBOR + 0. 20% (b)	1.641%	02/21/2018	02/21/2018	49,000,000	49,011,456
Bank of Nova Scotia, 3 Month USD LIBOR + 0. 20% (b)	1.662%	02/23/2018	02/23/2018	32,000,000	32,008,472
BPCE SA (a)	1.620%	03/07/2018	03/07/2018	75,000,000	74,778,008
Caisse des Depots et Consignations (a)	1.560%	03/22/2018	03/22/2018	100,000,000	99,626,731
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0. 24% (b)	1.712%	01/15/2018	08/14/2018	50,000,000	50,000,910
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0. 19% (b)	1.725%	01/22/2018	05/22/2018	75,000,000	75,017,302
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0. 17% (b)	1.531%	01/02/2018	06/01/2018	75,000,000	75,014,617
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0. 20% (b)	1.561%	01/02/2018	11/02/2018	75,000,000	75,002,470
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0. 19% (b)	1.593%	01/08/2018	09/07/2018	100,000,000	100,017,692
CPPIB Capital, Inc. (a)	1.610%	01/09/2018	01/09/2018	36,000,000	35,983,885
CPPIB Capital, Inc. (a)	1.610%	01/16/2018	01/16/2018	39,000,000	38,971,179
Danske Corp. (a)	1.430%	02/07/2018	02/07/2018	75,000,000	74,869,417
DBS Bank Ltd. (a)	1.360%	01/03/2018	01/03/2018	50,000,000	49,989,396
DnB Bank ASA (a)	1.420%	01/04/2018	01/04/2018	100,000,000	99,976,717
Federation des Caisses Desjardins du Quebec (a)	1.350%	01/03/2018	01/03/2018	75,000,000	74,984,708
GE Capital Treasury Services US LLC, 1 Month USD LIBOR + 0. 09% (b)	1.659%	01/29/2018	02/22/2018	52,000,000	52,007,060
HSBC Bank PLC, 1 Month USD LIBOR + 0. 16% (b)	1.646%	01/18/2018	05/18/2018	100,000,000	100,018,166
ING U.S. Funding LLC, 1 Month USD LIBOR + 0. 24% (b)	1.612%	01/04/2018	05/04/2018	72,000,000	72,026,902
National Australia Bank Ltd., 3 Month USD LIBOR + 0. 14% (b)	1.490%	01/08/2018	04/06/2018	50,000,000	50,018,400
National Securities Clearing Corp. (a)	1.480%	01/05/2018	01/05/2018	100,000,000	99,971,611
National Securities Clearing Corp. (a)	1.480%	01/09/2018	01/09/2018	60,000,000	59,973,142
Nordea Bank AB (a)	1.420%	02/23/2018	02/23/2018	100,000,000	99,764,956
Royal Bank of Canada (a)	1.570%	03/22/2018	03/22/2018	100,000,000	99,630,419
Swedbank AB (a)	1.435%	02/23/2018	02/23/2018	62,500,000	62,363,306
Swedbank AB (a)	1.465%	03/02/2018	03/02/2018	62,500,000	62,345,453
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0. 15% (b)	1.557%	01/08/2018	03/05/2018	33,000,000	33,006,764
UBS AG, 1 Month USD LIBOR + 0. 20% (b)	1.592%	01/08/2018	04/06/2018	100,000,000	100,024,791
UBS AG, 1 Month USD LIBOR + 0. 24% (b)	1.643%	01/08/2018	08/07/2018	75,000,000	74,995,005
Westpac Banking Corp., 1 Month USD LIBOR + 0. 15% (b)	1.610%	01/16/2018	07/13/2018	75,000,000	74,982,102
Westpac Banking Corp., 1 Month USD LIBOR + 0. 18% (b)	1.640%	01/16/2018	08/13/2018	50,000,000	49,998,455
Westpac Banking Corp., 1 Month USD LIBOR + 0. 23% (b)	1.690%	01/15/2018	04/13/2018	53,000,000	53,023,595
Westpac Banking Corp., 1 Month USD LIBOR + 0. 19% (b)	1.691%	01/02/2018	08/31/2018	75,000,000	75,002,751

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,408,400,388

OTHER COMMERCIAL PAPER — 0.6%
General Electric Co. (a)	1.420%	01/02/2018	01/02/2018	60,000,000	59,990,640

OTHER NOTES — 17.8%
Bank of America NA, 1 Month USD LIBOR + 0. 14% (b)	1.512%	01/02/2018	01/02/2018	74,000,000	74,000,000
Bank of America NA, 1 Month USD LIBOR + 0. 14% (b)	1.512%	01/04/2018	01/04/2018	50,000,000	49,999,997
Bank of America NA, 1 Month USD LIBOR + 0. 11% (b)	1.517%	01/08/2018	01/08/2018	100,000,000	99,999,694
Bank of America NA, 1 Month USD LIBOR + 0. 14% (b)	1.584%	01/12/2018	06/12/2018	40,000,000	39,999,991

See accompanying notes to financial statements.

3

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Canadian Imperial Bank of Commerce (a)	1.330%	01/02/2018	01/02/2018	$200,000,000	$200,000,000
Citibank NA (a)	1.360%	01/02/2018	01/02/2018	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank (a)	1.330%	01/02/2018	01/02/2018	326,777,000	326,777,000
Lloyds Bank PLC (a)	1.300%	01/02/2018	01/02/2018	250,000,000	250,000,000
National Bank of Canada (a)	1.380%	01/02/2018	01/02/2018	200,000,000	200,000,000
Nordea Bank AB (a)	1.300%	01/02/2018	01/02/2018	150,000,000	150,000,000
Royal Bank of Canada (a)	1.350%	01/02/2018	01/02/2018	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB (a)	1.300%	01/02/2018	01/02/2018	150,000,000	150,000,000

TOTAL OTHER NOTES					1,765,776,682

OTHER REPURCHASE AGREEMENTS — 10.9%
Agreement with BNP Paribas Securities Corp. Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Equity Securities, valued at $280,800,000); expected proceeds $260,045,356	1.570%	01/02/2018	01/02/2018	260,000,000	260,000,000
Agreement with Citigroup Global Markets, Inc. Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a Convertible Bond, 4.875% due 06/01/2020, and various Equity Securities, valued at $243,113,437); expected proceeds $225,039,250	1.570%	01/02/2018	01/02/2018	225,000,000	225,000,000
Agreement with Scotia Capital Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 1.500%-7.625% due 01/22/2018-12/01/2047, valued at $185,604,426); expected proceeds $175,030,528	1.570%	01/02/2018	01/02/2018	175,000,000	175,000,000
Agreement with UBS Securities LLC Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 1.500%-6.875% due 02/01/2018-01/15/2048, valued at $161,720,252); expected proceeds $150,026,167	1.570%	01/02/2018	01/02/2018	150,000,000	150,000,000
Agreement with UBS Securities LLC Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 1.500%-8.625% due 01/18/2018-01/15/2048, valued at $113,312,083); expected proceeds $100,018,556	1.670%	01/02/2018	01/02/2018	100,000,000	100,000,000
Agreement with Wells Fargo Bank Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by various Corporate Bonds, 0.875%-5.875% due 01/16/2018-08/11/2026, valued at $77,419,073); expected proceeds $75,012,667	1.520%	01/02/2018	01/02/2018	75,000,000	75,000,000
Agreement with Wells Fargo Bank Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2017 (collateralized by various Equity Securities, valued at $108,029,161); expected proceeds $100,031,500	1.620%	01/03/2018	01/03/2018	100,000,000	100,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,085,000,000

TOTAL INVESTMENTS — 99.9% (c) (Cost $9,935,831,586)					9,935,685,997

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%					6,119,949

NET ASSETS — 100.0%					$9,941,805,946

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset Backed Commercial Paper	$—	$719,600,909	$—	$719,600,909
Certificates of Deposit	—	3,896,917,378	—	3,896,917,378
Financial Company Commercial Paper	—	2,408,400,388	—	2,408,400,388
Other Commercial Paper	—	59,990,640	—	59,990,640
Other Notes	—	1,765,776,682	—	1,765,776,682
Other Repurchase Agreements.	—	1,085,000,000	—	1,085,000,000

TOTAL INVESTMENTS	$—	$9,935,685,997	$—	$9,935,685,997

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value	$8,850,685,997
Repurchase agreements, at value	1,085,000,000

Total Investments	9,935,685,997
Cash	96,023
Interest receivable — unaffiliated issuers	6,912,041
Prepaid expenses and other assets	36,752

TOTAL ASSETS	9,942,730,813

LIABILITIES
Advisory fee payable	462,425
Administration, custody and transfer agent fees payable	293,245
Trustees’ fees and expenses payable	100,574
Professional fees payable	50,162
Printing fees payable	13,828
Accrued expenses and other liabilities	4,633

TOTAL LIABILITIES	924,867

NET ASSETS	$9,941,805,946

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,850,831,586
Repurchase agreements	1,085,000,000

Total cost of investments	$9,935,831,586

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$114,850,617

EXPENSES
Advisory fee	4,877,771
Administration, custodian and transfer agent fees	1,235,052
Professional fees and expenses	121,298
Printing and postage fees	11,854
Insurance expense	43,822
Miscellaneous expenses	1,976

TOTAL EXPENSES	6,291,773

NET INVESTMENT INCOME (LOSS)	108,558,844

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(63,091)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(946,240)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,009,331)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$107,549,513

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$108,558,844	$176,501,548
Net realized gain (loss)	(63,091)	313,218
Net change in unrealized appreciation/depreciation	(946,240)	800,651

Net increase (decrease) in net assets resulting from operations	107,549,513	177,615,417

CAPITAL TRANSACTIONS
Contributions	26,478,211,141	62,887,835,691
Proceeds in connection with Reorganization (Note 8)	—	8,420,969,389
Withdrawals	(24,916,607,332)	(110,897,624,155)

Net increase (decrease) in net assets from capital transactions	1,561,603,809	(39,588,819,075)

Net increase (decrease) in net assets during the period	1,669,153,322	(39,411,203,658)

Net assets at beginning of period	8,272,652,624	47,683,856,282

NET ASSETS AT END OF PERIOD	$9,941,805,946	$8,272,652,624

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.96%	0.51%	0.17%	0.13%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,941,806	$8,272,653	$47,683,856	$40,704,468	$34,053,304
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	1.11%	0.49%	0.17%	0.13%	0.15%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $1,085,000,000 and associated collateral equal to $1,169,998,432.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$9,935,831,586	$582,966	$728,555	$(145,589)

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of

State Street Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,004.90	$0.30	$1,024.90	$0.31

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

18

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

19

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTMMAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Government Agency Debt	38.2%
Treasury Repurchase Agreements	23.9
Treasury Debt	21.1
Government Agency Repurchase Agreements	15.7
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	51.4%
31 to 60 Days	9.1
61 to 90 Days	17.4
Over 90 Days	21.0
TOTAL	98.9%
Average days to maturity	27
Weighted average life	77

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT — 38.2%
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18% (a)	1.181%	01/02/2018	03/02/2018	$115,000,000	$115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15% (a)	1.216%	01/02/2018	04/02/2018	200,000,000	200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.13% (a)	1.220%	01/02/2018	08/30/2018	195,000,000	194,998,709
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.13% (a)	1.231%	01/01/2018	04/01/2019	290,000,000	289,989,076
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.17% (a)	1.238%	01/07/2018	11/07/2018	241,000,000	240,993,814
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.13% (a)	1.278%	01/07/2018	06/07/2019	184,300,000	184,194,352
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12% (a)	1.415%	01/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	1.570%	01/02/2018	05/08/2019	77,250,000	77,341,618
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12% (a)	1.626%	01/21/2018	03/21/2018	37,800,000	37,822,445
Federal Home Loan Bank, 3 Month USD LIBOR – 0.39% (a)	0.986%	01/26/2018	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.35% (a)	1.013%	01/22/2018	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32% (a)	1.014%	01/03/2018	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank (b)	1.075%	01/05/2018	01/05/2018	500,000,000	499,940,278
Federal Home Loan Bank (b)	1.080%	01/09/2018	01/09/2018	457,300,000	457,189,581
Federal Home Loan Bank (b)	1.085%	01/12/2018	01/12/2018	98,300,000	98,267,411
Federal Home Loan Bank (b)	1.134%	01/19/2018	01/19/2018	150,000,000	149,914,950
Federal Home Loan Bank (b)	1.145%	01/03/2018	01/03/2018	250,000,000	249,984,097
Federal Home Loan Bank, 1 Month USD LIBOR – 0.17% (a)	1.191%	01/01/2018	02/01/2018	100,000,000	100,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12% (a)	1.241%	01/01/2018	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	1.249%	01/05/2018	01/05/2018	701,200,000	701,200,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	1.277%	01/09/2018	01/09/2018	185,700,000	185,700,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08% (a)	1.286%	01/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank (b)	1.299%	02/09/2018	02/09/2018	540,500,000	539,739,002
Federal Home Loan Bank (b)	1.300%	02/07/2018	02/07/2018	227,000,000	226,696,703
Federal Home Loan Bank (b)	1.300%	02/16/2018	02/16/2018	650,000,000	648,920,278
Federal Home Loan Bank (b)	1.301%	02/14/2018	02/14/2018	498,000,000	497,208,125
Federal Home Loan Bank (b)	1.305%	02/12/2018	02/12/2018	129,000,000	128,803,597
Federal Home Loan Bank (b)	1.310%	03/01/2018	03/01/2018	250,000,000	249,463,264
Federal Home Loan Bank (b)	1.310%	03/02/2018	03/02/2018	718,000,000	716,432,367
Federal Home Loan Bank (b)	1.325%	03/14/2018	03/14/2018	193,000,000	192,488,550
Federal Home Loan Bank (b)	1.339%	03/21/2018	03/21/2018	571,000,000	569,322,196
Federal Home Loan Bank (b)	1.339%	03/23/2018	03/23/2018	350,000,000	348,945,537
Federal Home Loan Bank (b)	1.340%	03/19/2018	03/19/2018	177,000,000	176,492,698
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.346%	01/18/2018	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12% (a)	1.362%	01/17/2018	08/17/2018	335,300,000	335,322,857
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32% (a)	1.366%	03/28/2018	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.09% (a)	1.387%	01/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.390%	01/25/2018	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01% (a)	1.402%	01/06/2018	04/06/2018	90,000,000	89,999,962
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13% (a)	1.405%	01/25/2018	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15% (a)	1.407%	01/27/2018	07/27/2018	48,750,000	48,750,989
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12% (a)	1.415%	01/26/2018	10/26/2018	850,000,000	849,935,964
Federal Home Loan Bank, 1 Month USD LIBOR + 0.08% (a)	1.487%	01/08/2018	01/08/2018	50,000,000	50,001,903
Federal Home Loan Bank, 3 Month USD LIBOR – 0.19% (a)	1.496%	03/28/2018	06/28/2018	398,550,000	398,550,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.04% (a)	1.016%	01/11/2018	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.23% (a)	1.123%	01/17/2018	07/17/2018	100,000,000	99,992,230
Federal Home Loan Mortgage Corp. (b)	1.269%	02/23/2018	02/23/2018	373,488,000	372,787,017
Federal Home Loan Mortgage Corp. (b)	1.270%	02/22/2018	02/22/2018	50,000,000	49,908,278
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16% (a)	1.272%	01/11/2018	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.03% (a)	1.319%	01/08/2018	01/08/2018	118,400,000	118,404,963
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.12% (a)	1.357%	01/17/2018	05/17/2019	650,000,000	650,000,000

See accompanying notes to financial statements.

2

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15% (a)	1.361%	01/21/2018	06/21/2018	$646,400,000	$646,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.14% (a)	1.371%	01/21/2018	11/21/2018	348,000,000	348,000,000
Federal National Mortgage Assoc. (b)	1.050%	01/02/2018	01/02/2018	1,615,000,000	1,614,948,950
Federal National Mortgage Assoc. (b)	1.130%	01/03/2018	01/03/2018	88,073,000	88,067,471
Federal National Mortgage Assoc. (b)	1.270%	02/28/2018	02/28/2018	221,969,000	221,514,827
Federal National Mortgage Assoc. (b)	1.314%	03/14/2018	03/14/2018	230,000,000	229,395,560
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03% (a)	1.326%	01/11/2018	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05% (a)	1.592%	03/21/2018	03/21/2018	250,000,000	250,092,120

TOTAL GOVERNMENT AGENCY DEBT					18,592,021,739

TREASURY DEBT — 21.1%
U.S. Treasury Bill (b)	1.041%	01/02/2018	01/02/2018	114,800,000	114,796,677
U.S. Treasury Bill (b)	1.100%	01/25/2018	01/25/2018	300,000,000	299,778,292
U.S. Treasury Bill (b)	1.130%	01/04/2018	01/04/2018	450,000,000	449,960,625
U.S. Treasury Bill (b)	1.178%	03/22/2018	03/22/2018	2,256,400,000	2,249,824,052
U.S. Treasury Bill (b)	1.240%	04/19/2018	04/19/2018	500,000,000	498,140,000
U.S. Treasury Bill (b)	1.285%	02/22/2018	02/22/2018	400,000,000	399,256,591
U.S. Treasury Bill (b)	1.288%	03/01/2018	03/01/2018	400,000,000	399,157,152
U.S. Treasury Bill (b)	1.293%	03/08/2018	03/08/2018	750,000,000	748,225,026
U.S. Treasury Bill (b)	1.310%	03/15/2018	03/15/2018	750,000,000	747,998,974
U.S. Treasury Bill (b)	1.360%	05/17/2018	05/17/2018	673,000,000	669,542,276
U.S. Treasury Bill (b)	1.415%	03/29/2018	03/29/2018	1,500,000,000	1,494,825,760
U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.520%	01/02/2018	04/30/2019	300,576,200	300,710,158
U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.590%	01/02/2018	01/31/2019	170,000,000	170,216,142
U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.624%	01/02/2018	07/31/2018	678,566,000	678,884,001
U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.640%	01/02/2018	04/30/2018	650,500,000	650,737,459
U.S. Treasury Note, 3 Month USD MMY + 0.27% (a)	1.722%	01/02/2018	01/31/2018	382,000,000	382,098,509

TOTAL TREASURY DEBT					10,254,151,694

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.7%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2017 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 10/01/2025 – 07/01/2047, a Federal National Mortgage Association, 3.000% due 05/01/2031, and a Government National Mortgage Association, 3.500% due 08/20/2042, valued at $255,000,000); expected proceeds $250,063,681	1.310%	01/03/2018	01/03/2018	250,000,000	250,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by Federal Farm Credit Banks, 2.900% – 4.500% due 08/23/2021 – 08/03/2029, Federal Home Loan Banks, 0.750% – 2.790% due 01/23/2018 – 09/13/2041, Federal Home Loan Discount Note, 0.000% due 01/29/2018, Federal Home Loan Mortgage Corporations, 0.000% – 6.000% due 07/01/2019 – 01/15/2047, Federal National Mortgage Associations, 1.000% – 7.125% due 12/14/2018 – 10/25/2047, Government National Mortgage Associations, 4.500% – 5.000% due 12/15/2046 – 12/15/2047, U.S. Treasury Bonds, 2.250% – 9.125% due 05/15/2018 – 08/15/2046, and a U.S. Treasury Strip, 0.000% due 05/15/2018, valued at $408,000,002); expected proceeds $400,102,667

	1.320%	01/02/2018	01/02/2018	400,000,000	400,000,000

See accompanying notes to financial statements.

3

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/28/2017 (collateralized by a Federal Home Loan Bank, 1.000% due 09/26/2019, Federal Home Loan Mortgage Corporations, 0.875% – 5.500% due 07/19/2019 – 11/01/2046, Federal National Mortgage Associations, 0.875% – 7.000% due 05/25/2019 – 07/25/2049, Government National Mortgage Associations, 1.614% – 5.750% due 07/16/2033 – 06/20/2044, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $459,000,044); expected proceeds $450,115,500	1.320%	01/04/2018	01/04/2018	$450,000,000	$450,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 11/01/2019 – 01/15/2048, Federal National Mortgage Associations, 2.000% – 6.500% due 04/01/2019 – 12/25/2049, and Government National Mortgage Associations, 1.901% – 5.000% due 07/15/2018 – 05/15/2042, valued at $916,980,000); expected proceeds $899,134,850	1.350%	01/02/2018	01/02/2018	899,000,000	899,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/28/2017 (collateralized by a Federal Home Loan Bank, 1.000% due 09/26/2019, Federal Home Loan Mortgage Corporations, 0.875% – 5.500% due 07/19/2019 – 11/01/2046, Federal National Mortgage Associations, 0.875% – 7.000% due 05/25/2019 – 07/25/2049, Government National Mortgage Associations, 1.614% – 5.750% due 07/16/2033 – 06/20/2044, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $24,417,009); expected proceeds $21,000,150	1.350%	01/02/2018	01/02/2018	20,997,000	20,997,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 11/01/2044 – 11/01/2047, Federal National Mortgage Associations, 2.270% – 4.500% due 09/01/2026 – 01/01/2048, and Government National Mortgage Associations, 4.000% due 09/20/2047, valued at $255,057,888); expected proceeds $250,038,056	1.370%	01/02/2018	01/02/2018	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Banks, 0.000% due 12/06/2019 – 12/26/2019, valued at $229,502,464); expected proceeds $225,060,375	1.380%	01/05/2018	01/05/2018	225,000,000	225,000,000

Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Farm Credit Banks, 3.000% – 3.370% due 09/13/2029 – 09/14/2037, a Federal Home Loan Mortgage Corporation, 0.000% due 09/15/2029, a Federal National Mortgage Association, 0.000% due 03/23/2028, a U.S. Treasury Bill, 0.000% due 04/05/2018, U.S. Treasury Bonds, 2.250% – 8.125% due 08/15/2019 – 08/15/2046, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2018, a U.S. Treasury Note, 1.750% due 10/31/2018, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2042, valued at $153,000,000); expected proceeds $150,023,167

	1.390%	01/02/2018	01/02/2018	150,000,000	150,000,000

See accompanying notes to financial statements.

4

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a Federal Home Loan Bank, 3.000% due 09/11/2026, Federal Home Loan Mortgage Corporations, 1.877% – 2.077% due 05/15/2022 – 04/15/2023, Federal National Mortgage Associations, 2.002% – 2.202% due 12/25/2021 – 06/25/2022, a Government National Mortgage Association, 1.891% due 12/16/2030, a U.S. Treasury Note, 2.500% due 05/15/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2028, valued at $78,540,567); expected proceeds $77,011,892	1.390%	01/02/2018	01/02/2018	$77,000,000	$77,000,000

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a Federal Farm Credit Bank, 1.233% due 05/26/2020, Federal Home Loan Mortgage Corporations, 0.000% – 7.500% due 08/01/2018 – 01/01/2048, Federal National Mortgage Associations, 2.500% – 7.000% due 01/01/2026 – 01/01/2048, Government National Mortgage Associations, 2.500% – 5.000% due 06/15/2040 – 02/15/2047, a U.S. Treasury Bond, 6.250% due 05/15/2030, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, U.S. Treasury Notes, 0.875% – 1.625% due 04/15/2019 – 09/30/2023, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 11/15/2047, valued at $958,800,949); expected proceeds $940,254,061

	1.390%	01/05/2018	01/05/2018	940,000,000	940,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.500% due 05/01/2024 – 01/01/2048, and Federal National Mortgage Associations, 2.500% – 6.500% due 02/01/2023 – 08/01/2056, valued at $286,620,000); expected proceeds $281,043,711	1.400%	01/02/2018	01/02/2018	281,000,000	281,000,000

Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by a Federal Farm Credit Bank, 1.340% due 07/16/2019, a Federal Home Loan Bank, 1.125% due 04/25/2018, a Federal Home Loan Mortgage Corporation, 3.750% due 03/27/2019, a U.S. Treasury Bill, 0.000% due 02/01/2018, U.S. Treasury Bonds, 2.250% – 3.125% due 02/15/2042 – 08/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 07/15/2018 – 07/15/2024, and U.S. Treasury Notes, 2.000% – 3.500% due 02/15/2018 – 02/15/2025, valued at $408,000,064); expected proceeds $400,108,889

	1.400%	01/02/2018	01/02/2018	400,000,000	400,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 12/01/2028 – 12/01/2047, Federal National Mortgage Associations, 2.000% – 4.500% due 10/01/2021 – 10/01/2056, and a Financing Corp., 0.000% due 12/06/2018, valued at $2,448,383,521); expected proceeds $2,400,376,000	1.410%	01/02/2018	01/02/2018	2,400,000,000	2,400,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 5.023% due 02/15/2042 – 12/15/2047, Federal National Mortgage Associations, 3.500% – 6.000% due 12/25/2041 – 07/25/2057, and Government National Mortgage Associations, 0.000% – 5.417% due 02/16/2040 – 09/20/2067, valued at $530,280,000); expected proceeds $491,077,469	1.420%	01/02/2018	01/02/2018	491,000,000	491,000,000

See accompanying notes to financial statements.

5

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by Federal National Mortgage Associations, 2.500% – 4.500% due 09/01/2031 – 10/01/2046, and a Government National Mortgage Association, 4.000% due 11/20/2047, valued at $403,051,836); expected proceeds $389,061,808	1.430%	01/02/2018	01/02/2018	$389,000,000	$389,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					7,622,997,000

TREASURY REPURCHASE AGREEMENTS — 23.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, and U.S. Treasury Notes, 1.625% due 04/30/2023 – 05/31/2023, valued at $2,600,361,127); expected proceeds $2,600,361,111	1.250%	01/02/2018	01/02/2018	2,600,000,000	2,600,000,000
Agreement with MUFG Securities, dated 12/22/2017 (collateralized by U.S. Treasury Bonds, 2.500% – 3.000% due 02/15/2045 – 05/15/2045, and U.S. Treasury Notes, 1.500% – 2.625% due 11/15/2020 – 08/15/2026, valued at $251,997,439); expected proceeds $250,099,306	1.300%	01/02/2018	01/02/2018	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2017 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 01/15/2026, U.S. Treasury Notes, 0.750% – 2.125% due 07/15/2019 – 03/31/2024, and U.S. Treasury Strips, 0.000% due 08/15/2025 – 11/15/2025, valued at $229,502,544); expected proceeds $225,057,750	1.320%	01/02/2018	01/02/2018	225,000,000	225,000,000
Agreement with LLOYDS Bank PLC, dated 12/27/2017 (collateralized by U.S. Treasury Bills, 0.125% – 0.375% due 04/15/2020 – 01/15/2027, U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2043, and a U.S. Treasury Bonds, 1.750% due 02/28/202, valued at $1,281,766,239); expected proceeds $1,250,320,833	1.320%	01/03/2018	01/03/2018	1,250,000,000	1,250,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 3.625% due 02/15/2044 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 0.875% due 02/15/2043 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2020 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.125% due 05/31/2021 – 08/15/2026, valued at $2,154,240,021); expected proceeds $2,112,312,107	1.330%	01/02/2018	01/02/2018	2,112,000,000	2,112,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/27/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% – 3.875% due 01/15/2027 – 04/15/2029, U.S. Treasury Notes, 1.375% – 2.250% due 11/15/2022 – 10/31/2024, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 02/15/2027, valued at $688,502,649); expected proceeds $675,174,563	1.330%	01/03/2018	01/03/2018	675,000,000	675,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 11/16/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 04/15/2029 – 02/15/2047, and U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2020 – 01/15/2025, valued at $255,000,100); expected proceeds $250,591,111 (c)	1.330%	01/19/2018	01/19/2018	250,000,000	250,000,000

See accompanying notes to financial statements.

6

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.625% – 2.000% due 04/30/2019 – 07/31/2020, valued at $102,098,969); expected proceeds $100,097,012	1.350%	01/02/2018	01/02/2018	$100,082,000	$100,082,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% – 2.500% due 01/15/2025 – 01/15/2029, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2019 – 01/15/2025, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 08/15/2027, valued at $1,173,215,811); expected proceeds $1,150,172,500	1.350%	01/02/2018	01/02/2018	1,150,000,000	1,150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $51,007,754); expected proceeds $50,007,556	1.360%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $51,000,070); expected proceeds $50,013,319	1.370%	01/05/2018	01/05/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046, a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and a U.S. Treasury Strip, 0.000% due 02/15/2026, valued at $61,200,051); expected proceeds $60,009,200	1.380%	01/02/2018	01/02/2018	60,000,000	60,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 01/11/2018 – 11/08/2018, U.S. Treasury Bonds, 2.250% – 8.000% due 11/15/2021 – 05/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2019 – 07/15/2026, U.S. Treasury Notes, 0.625% – 4.000% due 12/31/2017 – 05/15/2027, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2022, valued at $510,000,081); expected proceeds $500,076,667	1.380%	01/02/2018	01/02/2018	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/21/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 03/08/2018, U.S. Treasury Bonds, 2.875% – 3.750% due 02/15/2042 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2027 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2019 – 01/15/2025, and U.S. Treasury Notes, 1.000% – 2.500% due 11/30/2018 – 08/15/2025, valued at $816,000,045); expected proceeds $800,460,000	1.380%	01/05/2018	01/05/2018	800,000,000	800,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, and a U.S. Treasury Note, 1.125% due 08/31/2021, valued at $95,880,049); expected proceeds $94,014,518	1.390%	01/02/2018	01/02/2018	94,000,000	94,000,000

See accompanying notes to financial statements.

7

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by Federal Farm Credit Banks, 0.700% – 3.930% due 01/08/2018 – 08/01/2044, Federal Home Loan Banks, 2.700% – 5.500% due 07/27/2028 – 09/08/2036, Federal Home Loan Mortgage Corporations, 6.250% – 6.750% due 03/15/2031 – 07/15/2032, Federal National Mortgage Associations, 5.625% – 7.250% due 05/15/2029 – 07/15/2037, Tennessee Valley Authorities, 3.500% – 5.375% due 09/15/2039 – 09/15/2065, and U.S. Treasury Strips, 0.000% due 05/15/2031 – 08/15/2047, valued at $336,652,027); expected proceeds $330,050,967

	1.390%	01/02/2018	01/02/2018	$330,000,000	$330,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.625% – 2.125% due 12/31/2022 – 09/30/2024, valued at $153,005,121); expected proceeds $150,023,500	1.410%	01/02/2018	01/02/2018	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.500% – 1.625% due 03/31/2019 – 10/15/2020, valued at $51,001,479); expected proceeds $50,007,889	1.420%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with LLOYDS Bank PLC, dated 11/16/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2043, valued at $231,559,991); expected proceeds $225,804,375 (c)	1.430%	01/02/2018	02/14/2018	225,000,000	225,000,000
Agreement with LLOYDS Bank PLC, dated 12/07/2017 (collateralized by a U.S. Treasury Bill, 0.125% due 04/15/2020, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2043, valued at $514,899,092); expected proceeds $501,812,500 (c)	1.450%	01/02/2018	03/07/2018	500,000,000	500,000,000
Agreement with MUFG Securities, dated 12/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 03/01/2018, U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 02/15/2047, and U.S. Treasury Notes, 1.250% – 3.625% due 03/31/2019 – 02/15/2025, valued at $229,299,990); expected proceeds $225,038,750	1.550%	01/02/2018	01/02/2018	225,000,000	225,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					11,646,082,000

TOTAL INVESTMENTS — 98.9% (d) (e)					48,115,252,433

Other Assets in Excess of Liabilities — 1.1%					549,764,808

NET ASSETS — 100.0%					$48,665,017,241

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $975,000,000 or 2.0% of net assets as of December 31, 2017.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

8

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$28,846,173,433
Repurchase agreements, at value and amortized cost	19,269,079,000

Total Investments	48,115,252,433
Cash	534,100,209
Interest receivable — unaffiliated issuers	18,474,832
Prepaid expenses and other assets	176,151

TOTAL ASSETS	48,668,003,625

LIABILITIES
Advisory fee payable	2,099,359
Administration, custody and transfer agent fees payable	826,149
Professional fees payable	48,918
Accrued expenses and other liabilities	11,958

TOTAL LIABILITIES	2,986,384

NET ASSETS	$48,665,017,241

See accompanying notes to financial statements.

9

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$433,153,954

EXPENSES
Advisory fee	23,773,527
Administration, custodian and transfer agent fees	5,801,515
Trustees’ fees and expenses	679,854
Professional fees and expenses	142,207
Printing and postage fees	49,044
Insurance expense	179,341
Miscellaneous expenses	107,287

TOTAL EXPENSES	30,732,775

NET INVESTMENT INCOME (LOSS)	402,421,179

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(18,966)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$402,402,213

See accompanying notes to financial statements.

10

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$402,421,179	$85,259,568
Net realized gain (loss)	(18,966)	79,284

Net increase (decrease) in net assets resulting from operations	402,402,213	85,338,852

CAPITAL TRANSACTIONS
Contributions	104,516,771,308	97,658,772,208
Proceeds in connection with Reorganization (Note 8)	—	2,551,626,959
Withdrawals	(107,179,383,705)	(65,394,001,185)

Net increase (decrease) in net assets from capital transactions	(2,662,612,397)	34,816,397,982

Net increase (decrease) in net assets during the period	(2,260,210,184)	34,901,736,834

Net assets at beginning of period	50,925,227,425	16,023,490,591

NET ASSETS AT END OF PERIOD	$48,665,017,241	$50,925,227,425

See accompanying notes to financial statements.

11

STATE STREET MASTER FUNDS

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.74%	0.31%	0.03%	0.01%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,665,017	$50,925,227	$16,023,491	$13,207,868	$8,712,920
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.85%	0.32%	0.03%	0.01%	0.03%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

See accompanying notes to financial statements.

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $19,269,079,000 and associated collateral equal to $19,647,117,630.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of

Trustees of State Street U.S. Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,004.10	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address andYear of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTUSGOVAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET TREASURY MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	45.1%
31 to 60 Days	23.9
61 to 90 Days	18.6
Over 90 Days	12.4
TOTAL	100.0%
Average days to maturity	35
Weighted average life	56

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT — 100.0%
U.S. Treasury Bill (a)	1.041%	01/02/2018	01/02/2018	$273,350,000	$273,342,073
U.S. Treasury Bill (a)	1.045%	01/11/2018	01/11/2018	1,286,597,000	1,286,171,348
U.S. Treasury Bill (a)	1.090%	01/18/2018	01/18/2018	1,208,000,000	1,207,316,354
U.S. Treasury Bill (a)	1.100%	01/25/2018	01/25/2018	867,629,000	866,940,651
U.S. Treasury Bill (a)	1.130%	01/04/2018	01/04/2018	2,232,455,000	2,232,246,559
U.S. Treasury Bill (a)	1.130%	02/01/2018	02/01/2018	250,000,000	249,756,736
U.S. Treasury Bill (a)	1.178%	03/22/2018	03/22/2018	776,850,000	774,574,607
U.S. Treasury Bill (a)	1.185%	02/08/2018	02/08/2018	350,000,000	349,559,569
U.S. Treasury Bill (a)	1.240%	02/15/2018	02/15/2018	576,015,000	575,123,127
U.S. Treasury Bill (a)	1.240%	04/19/2018	04/19/2018	108,750,000	108,345,450
U.S. Treasury Bill (a)	1.285%	02/22/2018	02/22/2018	600,000,000	598,884,889
U.S. Treasury Bill (a)	1.288%	03/01/2018	03/01/2018	640,000,000	638,651,440
U.S. Treasury Bill (a)	1.293%	03/08/2018	03/08/2018	600,000,000	598,580,015
U.S. Treasury Bill (a)	1.310%	03/15/2018	03/15/2018	550,000,000	548,532,583
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	250,000,000	248,715,556
U.S. Treasury Bill (a)	1.415%	03/29/2018	03/29/2018	500,000,000	498,275,255
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.520%	01/02/2018	04/30/2019	85,800,000	85,838,325
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.590%	01/02/2018	01/31/2019	49,000,000	49,062,306
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.620%	01/02/2018	10/31/2018	185,000,000	185,270,254
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.624%	01/02/2018	07/31/2018	400,000,000	400,241,227
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.640%	01/02/2018	04/30/2018	536,820,000	536,954,173
U.S. Treasury Note, 3 Month USD MMY + 0.27% (b)	1.722%	01/02/2018	01/31/2018	689,000,000	689,139,808

TOTAL INVESTMENTS — 100.0% (c) (d)					13,001,522,305

Other Assets in Excess of Liabilities — 0.0% (e)					4,079,800

NET ASSETS — 100.0%					$13,005,602,105

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$13,001,522,305
Cash	416
Interest receivable — unaffiliated issuers	4,986,711
Prepaid expenses and other assets	54,068

TOTAL ASSETS	13,006,563,500

LIABILITIES
Advisory fee payable	538,776
Administration, custody and transfer agent fees payable	368,918
Professional fees payable	49,143
Accrued expenses and other liabilities	4,558

TOTAL LIABILITIES	961,395

NET ASSETS	$13,005,602,105

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$120,704,905

EXPENSES
Advisory fee	6,887,546
Administration, custodian and transfer agent fees	1,745,304
Trustees’ fees and expenses	179,502
Professional fees	128,258
Printing and postage fees	1,008
Insurance expense	56,656

TOTAL EXPENSES	8,998,274

NET INVESTMENT INCOME (LOSS)	111,706,631

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	117,892

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$111,824,523

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$111,706,631	$31,200,504
Net realized gain (loss)	117,892	309,711

Net increase (decrease) in net assets resulting from operations	111,824,523	31,510,215

CAPITAL TRANSACTIONS
Contributions	20,311,832,604	24,797,217,848
Withdrawals	(21,422,356,261)	(22,661,554,484)

Net increase (decrease) in net assets from capital transactions	(1,110,523,657)	2,135,663,364

Net increase (decrease) in net assets during the period	(998,699,134)	2,167,173,579

Net assets at beginning of period	14,004,301,239	11,837,127,660

NET ASSETS AT END OF PERIOD	$13,005,602,105	$14,004,301,239

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.73%	0.25%	(0.04)%	(0.02)%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,005,602	$14,004,301	$11,837,128	$10,247,460	$14,558,022
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.81%	0.25%	(0.03)%	(0.02)%	0.00	%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Fees and Transactions with Affiliates

Advisory	Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of State Street Treasury Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,004.30	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

14

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STATE STREET TREASURY MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee Interested	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

15

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STATE STREET TREASURY MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

16

STATE STREET MASTER FUNDS

STATE STREET TREASURY MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSTTRAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of December 31, 2017

% of Net Assets
Treasury Debt	49.8%
Treasury Repurchase Agreements	46.9
Other Assets in Excess of Liabilities	3.3
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

Maturity Ladder as of December 31, 2017

% of Net Assets
2 to 30 Days	53.6%
31 to 60 Days	15.1
61 to 90 Days	18.6
Over 90 Days	9.4
TOTAL	96.7%
Average days to maturity	28
Weighted average life	46

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT — 49.8%
U.S. Treasury Bill (a)	1.041%	01/02/2018	01/02/2018	$249,900,000	$249,892,774
U.S. Treasury Bill (a)	1.090%	01/18/2018	01/18/2018	100,000,000	99,948,528
U.S. Treasury Bill (a)	1.100%	01/25/2018	01/25/2018	200,000,000	199,852,198
U.S. Treasury Bill (a)	1.130%	01/04/2018	01/04/2018	400,000,000	399,964,667
U.S. Treasury Bill (a)	1.178%	03/22/2018	03/22/2018	852,000,000	849,488,927
U.S. Treasury Bill (a)	1.185%	02/08/2018	02/08/2018	200,000,000	199,749,833
U.S. Treasury Bill (a)	1.240%	02/15/2018	02/15/2018	450,000,000	449,302,500
U.S. Treasury Bill (a)	1.240%	04/19/2018	04/19/2018	100,000,000	99,628,000
U.S. Treasury Bill (a)	1.285%	02/22/2018	02/22/2018	450,000,000	449,163,667
U.S. Treasury Bill (a)	1.288%	03/01/2018	03/01/2018	550,000,000	548,841,080
U.S. Treasury Bill (a)	1.293%	03/08/2018	03/08/2018	550,000,000	548,698,343
U.S. Treasury Bill (a)	1.310%	03/15/2018	03/15/2018	600,000,000	598,399,186
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	250,000,000	248,715,556
U.S. Treasury Bill (a)	1.415%	03/29/2018	03/29/2018	650,000,000	647,757,913
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.520%	01/02/2018	04/30/2019	64,398,000	64,427,216
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.590%	01/02/2018	01/31/2019	205,000,000	205,221,672
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.620%	01/02/2018	10/31/2018	130,000,000	130,189,907
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.624%	01/02/2018	07/31/2018	245,000,000	245,150,174
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.640%	01/02/2018	04/30/2018	333,836,000	333,912,833
U.S. Treasury Note, 3 Month USD MMY + 0.27% (b)	1.722%	01/02/2018	01/31/2018	489,750,000	489,848,119

TOTAL TREASURY DEBT					7,058,153,093

TREASURY REPURCHASE AGREEMENTS — 46.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 7.500% due 11/15/2024, and a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $3,000,416,690); expected proceeds $3,000,416,667	1.250%	01/02/2018	01/02/2018	3,000,000,000	3,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2017 (collateralized by U.S. Treasury Bonds, 3.375%-7.500% due 11/15/2024-05/15/2044, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Notes, 1.375%-2.000% due 07/31/2018-08/15/2025, and U.S. Treasury Strips, 0.000% due 08/15/2024-11/15/2027, valued at $51,001,517); expected proceeds $50,012,833	1.320%	01/02/2018	01/02/2018	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/27/2017 (collateralized by a U.S. Treasury Note, 1.625% due 04/30/2023, and a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $127,503,803); expected proceeds $125,032,326	1.330%	01/03/2018	01/03/2018	125,000,000	125,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Inflation Index Notes, 0.125%-0.375% due 04/15/2018-07/15/2025, valued at $185,667,934); expected proceeds $182,027,300	1.350%	01/02/2018	01/02/2018	182,000,000	182,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.250%-8.875% due 02/15/2019-11/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125%-0.375% due 04/15/2020-01/15/2027, and U.S. Treasury Notes, 0.750%-3.500% due 07/31/2018-08/15/2025, valued at $714,000,064); expected proceeds $700,105,000	1.350%	01/02/2018	01/02/2018	700,000,000	700,000,000

See accompanying notes to financial statements.

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500%-7.625% due 02/15/2025-08/15/2047, U.S. Treasury Inflation Index Notes, 0.125%-0.675% due 04/15/2019-01/15/2026, and U.S. Treasury Notes, 1.125%-3.625% due 12/31/2019-08/15/2026, valued at $764,737,788); expected proceeds $750,112,500	1.350%	01/02/2018	01/02/2018	$750,000,000	$750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.000% due 02/15/2023, valued at $8,273,249); expected proceeds $8,112,235	1.370%	01/02/2018	01/02/2018	8,111,000	8,111,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Bond, 5.250% due 02/15/2029, and a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $51,000,033); expected proceeds $50,013,319	1.370%	01/05/2018	01/05/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 03/01/2018-10/11/2018, U.S. Treasury Bonds, 2.875%-8.750% due 05/15/2020-05/15/2043, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Inflation Index Notes, 0.125%-2.125% due 07/15/2018-04/15/2019, U.S. Treasury Notes, 0.750%-3.625% due 01/15/2018-02/15/2020, and U.S. Treasury Strips, 0.000% due 11/15/2020-08/15/2026, valued at $342,092,757); expected proceeds $335,436,426	1.380%	01/02/2018	01/02/2018	335,385,000	335,385,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.250% – 3.000% due 02/15/2045-05/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 0.875% due 02/15/2045-02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2019-07/15/2026, and U.S. Treasury Notes, 1.250%-3.375% due 11/15/2019-11/15/2023, valued at $410,040,073); expected proceeds $402,061,640	1.380%	01/02/2018	01/02/2018	402,000,000	402,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 1.250%-3.625% due 11/30/2018-02/15/2021, valued at $94,860,070); expected proceeds $93,014,260	1.380%	01/02/2018	01/02/2018	93,000,000	93,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Notes, 0.750%-2.375% due 07/31/2018-05/15/2027, valued at $306,047,320); expected proceeds $300,046,333	1.390%	01/02/2018	01/02/2018	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/26/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/18/2018, U.S. Treasury Bonds, 6.125% – 8.125% due 02/15/2021-11/15/2027, and a U.S. Treasury Note, 4.000% due 08/15/2018, valued at $102,000,018); expected proceeds $100,027,222	1.400%	01/02/2018	01/02/2018	100,000,000	100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2017 (collateralized by U.S. Treasury Bonds, 2.500% due 02/15/2046-05/15/2046, and U.S. Treasury Notes, 1.125%-1.750% due 02/28/2021-05/15/2023, valued at $510,079,378); expected proceeds $500,077,778	1.400%	01/02/2018	01/02/2018	500,000,000	500,000,000

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/29/2017 (collateralized by a U.S. Treasury Note, 2.750% due 11/15/2023, valued at $59,162,606); expected proceeds $58,009,087	1.410%	01/02/2018	01/02/2018	$58,000,000	$58,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,653,496,000

TOTAL INVESTMENTS — 96.7% (c) (d)					13,711,649,093

Other Assets in Excess of Liabilities — 3.3%					468,631,429

NET ASSETS — 100.0%					$14,180,280,522

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

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STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value and cost	$7,058,153,093
Repurchase agreements, at value and amortized cost	6,653,496,000

Total Investments	13,711,649,093
Cash	464,834,754
Interest receivable — unaffiliated issuers	4,502,311
Prepaid expenses and other assets	42,497

TOTAL ASSETS	14,181,028,655

LIABILITIES
Advisory fee payable	587,245
Administration, custody and transfer agent fees payable	84,667
Professional fees payable	48,831
Printing fees payable	1,221
Accrued expenses and other liabilities	26,169

TOTAL LIABILITIES	748,133

NET ASSETS	$14,180,280,522

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$96,449,534

EXPENSES
Advisory fee	5,328,640
Administration, custodian and transfer agent fees	1,336,595
Trustees’ fees and expenses	171,593
Professional fees	139,212
Printing and postage fees	3,851
Insurance expense	43,456

TOTAL EXPENSES	7,023,347

NET INVESTMENT INCOME (LOSS)	89,426,187

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(118)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$89,426,069

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$89,426,187	$12,173,416
Net realized gain (loss)	(118)	21,479

Net increase (decrease) in net assets resulting from operations	89,426,069	12,194,895

CAPITAL TRANSACTIONS
Contributions	28,396,151,811	12,712,264,167
Proceeds in connection with Reorganization (Note 8)	—	7,471,889,450
Withdrawals	(24,934,249,332)	(11,312,210,340)

Net increase (decrease) in net assets from capital transactions	3,461,902,479	8,871,943,277

Net increase (decrease) in net assets during the period	3,551,328,548	8,884,138,172

Net assets at beginning of period	10,628,951,974	1,744,813,802

NET ASSETS AT END OF PERIOD	$14,180,280,522	$10,628,951,974

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.82%	0.23%	(0.01)%	(0.02)%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,180,281	$10,628,952	$1,744,814	$2,765,530	$2,753,017
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.84%	0.27%	(0.01)%	(0.02)%	0.00	%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2017, the Portfolio had invested in repurchase agreements with the gross values of $6,653,496,000 and associated collateral equal to $6,726,883,300.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of

State Street Treasury Plus Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

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OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,005.10	$0.35	$1,024.90	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988- 2000); Director, Berkshire Life Insurance Company of America (1993-2009).

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OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to 1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees (1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasumrer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

18

STATE STREET MASTER FUNDS

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011- present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

19

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STTTPAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

December 31, 2017

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).

For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Portfolio was 25.25%, and the Index was 25.03%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.

The Portfolio had positive performance in each quarter in 2017. The Portfolio’s performance was driven by the strength of the global economy, tax reform in the United States and mergers and acquisition activity. In the first calendar quarter of 2017, optimism about the global economy, strong macro and earnings data, a positive outlook issued by ECB President Draghi regarding the European economy, and the promise of a new tax plan in the United States helped drive performance. Positive performance in the second calendar quarter of 2017 was helped by a positive start to the earnings season, dovish comments from several central banks, and continued mergers and acquisition activity. The Portfolio’s performance in the third calendar quarter continued to be positive on strong macro and earnings data and the unveiling of the new tax plan in the U.S. despite geopolitical concerns between the U.S. and North Korea and several natural disasters. The Portfolio continued to have positive performance in the fourth calendar quarter as a result of the strength in the global economy, ratified U.S. tax reform and recovering oil prices, despite ongoing tensions between the U.S. and North Korea and political uncertainty in the U.K., Germany and Saudi Arabia.

The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.

On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Nestle S.A., HSBC Holdings Plc, and Royal Dutch Shell Plc Class B. The top negative contributors to the Portfolio’s performance during the Reporting Period were Hennes & Mauritz AB Class B, BT Group plc, and Teva Pharmaceutical Industries Limited.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Nestle SA	49,952,367	1.8%
HSBC Holdings PLC	39,016,369	1.4
Novartis AG	35,131,403	1.2
Roche Holding AG	33,199,465	1.2
Toyota Motor Corp.	31,259,535	1.1
TOTAL	188,559,139	6.7%

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Banks	13.3%
Pharmaceuticals	7.4
Insurance	5.9
Oil & Gas	5.0
Food	4.4
TOTAL	36.0%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.9%
AGL Energy, Ltd.	127,359	$2,426,593
Alumina, Ltd. (a)	495,864	942,451
Amcor, Ltd.	215,707	2,601,589
AMP, Ltd.	532,462	2,161,454
APA Group	212,702	1,385,820
Aristocrat Leisure, Ltd.	98,993	1,835,029
ASX, Ltd.	37,741	1,619,419
Aurizon Holdings, Ltd.	390,597	1,515,307
AusNet Services	348,352	491,797
Australia & New Zealand Banking Group, Ltd.	554,830	12,472,020
Bank of Queensland, Ltd.	68,403	680,538
Bendigo & Adelaide Bank, Ltd.	97,158	886,828
BHP Billiton PLC	395,837	8,152,507
BHP Billiton, Ltd.	598,520	13,842,677
BlueScope Steel, Ltd.	110,632	1,329,979
Boral, Ltd.	231,281	1,409,183
Brambles, Ltd.	309,177	2,435,156
Caltex Australia, Ltd.	51,298	1,366,179
Challenger, Ltd.	108,660	1,192,388
CIMIC Group, Ltd.	18,465	743,062
Coca-Cola Amatil, Ltd.	110,525	735,665
Cochlear, Ltd.	10,235	1,370,749
Commonwealth Bank of Australia	323,425	20,323,360
Computershare, Ltd.	90,882	1,158,659
Crown Resorts, Ltd.	72,799	741,355
CSL, Ltd.	84,691	9,359,864
Dexus REIT	193,727	1,477,355
Domino’s Pizza Enterprises, Ltd. (a)	10,034	366,506
Flight Centre Travel Group, Ltd. (a)	12,119	419,346
Fortescue Metals Group, Ltd.	278,858	1,064,371
Goodman Group REIT	343,500	2,262,189
GPT Group REIT	357,977	1,430,758
Harvey Norman Holdings, Ltd. (a)	107,605	350,961
Healthscope, Ltd.	281,376	462,164
Incitec Pivot, Ltd.	297,683	908,048
Insurance Australia Group, Ltd.	443,789	2,513,074
LendLease Group	98,023	1,253,533
Macquarie Group, Ltd.	61,774	4,813,777
Medibank Pvt, Ltd.	489,758	1,260,281
Mirvac Group REIT	729,572	1,340,992
National Australia Bank, Ltd.	507,422	11,735,746
Newcrest Mining, Ltd.	146,689	2,618,203
Oil Search, Ltd.	268,115	1,633,611
Orica, Ltd.	67,209	951,472
Origin Energy, Ltd. (b)	319,729	2,355,717
QBE Insurance Group, Ltd.	267,669	2,235,936
Ramsay Health Care, Ltd.	28,134	1,542,991
REA Group, Ltd.	9,620	576,736
Santos, Ltd. (b)	363,770	1,550,649
Scentre Group REIT	987,359	3,235,782
SEEK, Ltd.	65,966	980,827
Sonic Healthcare, Ltd.	78,015	1,394,904
South32, Ltd.	965,547	2,635,657
Stockland REIT	470,735	1,649,471
Suncorp Group, Ltd.	241,524	2,618,265
Sydney Airport	197,974	1,091,660
Tabcorp Holdings, Ltd.	352,047	1,536,474
Telstra Corp., Ltd.	779,581	2,213,390
TPG Telecom, Ltd. (a)	84,887	436,211
Transurban Group Stapled Security	409,914	3,985,235
Treasury Wine Estates, Ltd.	134,469	1,678,592
Vicinity Centres REIT	644,384	1,370,894
Wesfarmers, Ltd.	212,235	7,373,703
Westfield Corp. REIT	358,617	2,661,872
Westpac Banking Corp.	640,224	15,698,552
Woodside Petroleum, Ltd.	155,572	4,025,196
Woolworths, Ltd.	241,684	5,160,605

		198,051,334

AUSTRIA — 0.3%
ANDRITZ AG	14,225	804,277
Erste Group Bank AG (b)	54,596	2,367,003
OMV AG	27,483	1,743,474
Raiffeisen Bank International AG (b)	27,489	996,866
voestalpine AG	21,677	1,297,453

		7,209,073

BELGIUM — 1.1%
Ageas	35,808	1,750,674
Anheuser-Busch InBev SA	141,503	15,824,355
Colruyt SA	11,037	574,660
Groupe Bruxelles Lambert SA	15,501	1,675,038
KBC Group NV	46,810	3,997,055
Proximus SADP	30,160	990,511
Solvay SA	13,514	1,880,780
Telenet Group Holding NV (b)	10,832	755,581
UCB SA	22,934	1,822,541
Umicore SA	36,652	1,736,483

		31,007,678

CHILE — 0.0% (c)
Antofagasta PLC	76,960	1,046,282

CHINA — 0.0% (c)
Minth Group, Ltd.	136,000	820,283
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	424,699

		1,244,982

DENMARK — 1.8%
AP Moeller — Maersk A/S Class B	1,195	2,089,188
AP Moller — Maersk A/S Class A	701	1,171,273
Carlsberg A/S Class B	20,056	2,409,799
Chr Hansen Holding A/S	18,992	1,782,682
Coloplast A/S Class B	21,979	1,749,345
Danske Bank A/S	136,946	5,336,132
DONG Energy A/S (d)	34,934	1,908,288
DSV A/S	35,790	2,820,301

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Genmab A/S (b)	10,506	$1,743,545
H Lundbeck A/S	13,897	706,012
ISS A/S	32,526	1,260,563
Novo Nordisk A/S Class B	346,243	18,679,163
Novozymes A/S Class B	41,998	2,401,182
Pandora A/S	20,358	2,217,894
TDC A/S	156,700	963,643
Tryg A/S	20,264	507,221
Vestas Wind Systems A/S	39,042	2,700,021
William Demant Holding A/S (b)	21,003	587,707

		51,033,959

FINLAND — 0.9%
Elisa Oyj	25,700	1,009,758
Fortum Oyj	85,179	1,687,669
Kone Oyj Class B	63,272	3,402,251
Metso Oyj	21,684	741,306
Neste Oyj	23,194	1,485,870
Nokia Oyj	1,080,564	5,052,627
Nokian Renkaat Oyj	20,335	923,011
Orion Oyj Class B	18,821	702,416
Sampo Oyj Class A	83,234	4,577,591
Stora Enso Oyj Class R	106,205	1,685,960
UPM-Kymmene Oyj	97,672	3,038,843
Wartsila Oyj Abp	28,160	1,778,644

		26,085,946

FRANCE — 10.2%
Accor SA	35,395	1,827,600
Aeroports de Paris	5,942	1,130,922
Air Liquide SA	80,308	10,130,377
Airbus SE	109,770	10,940,383
Alstom SA	29,273	1,216,401
Amundi SA (d)	11,164	947,115
Arkema SA	13,251	1,615,844
Atos SE	18,036	2,628,154
AXA SA	362,594	10,769,692
BioMerieux	7,650	686,111
BNP Paribas SA	210,664	15,747,095
Bollore SA	177,656	965,955
Bollore SA (b)	836	4,568
Bouygues SA	39,477	2,053,067
Bureau Veritas SA	49,249	1,347,760
Capgemini SE	30,129	3,577,732
Carrefour SA	107,899	2,337,355
Casino Guichard Perrachon SA	9,801	595,043
Cie de Saint-Gobain	96,098	5,305,839
Cie Generale des Etablissements Michelin	31,818	4,567,654
CNP Assurances	29,292	677,272
Credit Agricole SA	216,740	3,591,608
Danone SA	113,587	9,540,851
Dassault Aviation SA	493	768,350
Dassault Systemes SE	24,634	2,620,538
Edenred	40,723	1,182,406
Eiffage SA	13,560	1,487,276
Electricite de France SA (a)	105,187	1,316,135
Engie SA	342,611	5,897,525
Essilor International SA	38,599	5,327,897
Eurazeo SA	7,558	698,825
Eutelsat Communications SA	34,717	804,373
Faurecia	14,020	1,096,478
Fonciere Des Regions REIT	5,920	671,633
Gecina SA REIT	8,489	1,568,794
Groupe Eurotunnel SE	89,839	1,156,460
Hermes International	5,857	3,138,515
ICADE REIT	6,016	591,863
Iliad SA	4,881	1,170,756
Imerys SA	6,262	590,574
Ingenico Group SA	11,002	1,175,929
Ipsen SA	7,077	846,152
JCDecaux SA	12,680	511,675
Kering	14,058	6,634,174
Klepierre SA REIT	41,883	1,843,997
Lagardere SCA	20,176	647,597
Legrand SA	49,720	3,832,386
L’Oreal SA	47,635	10,579,162
LVMH Moet Hennessy Louis Vuitton SE	52,005	15,324,645
Natixis SA	177,116	1,402,843
Orange SA	379,022	6,588,002
Pernod Ricard SA	39,414	6,244,974
Peugeot SA	108,610	2,211,253
Publicis Groupe SA	39,779	2,705,980
Remy Cointreau SA	4,144	574,741
Renault SA	36,446	3,672,268
Rexel SA	57,244	1,039,328
Safran SA	63,387	6,539,050
Sanofi	212,898	18,368,306
Schneider Electric SE	106,406	9,053,948
SCOR SE	34,308	1,381,955
SEB SA	4,596	852,391
Societe BIC SA	5,922	651,807
Societe Generale SA	142,416	7,362,117
Sodexo SA	16,338	2,198,272
Suez	69,418	1,222,433
Teleperformance	10,670	1,530,458
Thales SA	20,399	2,201,622
TOTAL SA	444,630	24,583,969
Ubisoft Entertainment SA (b)	11,647	897,044
Unibail-Rodamco SE REIT	18,571	4,683,013
Valeo SA	45,409	3,395,405
Veolia Environnement SA	91,402	2,335,049
Vinci SA	94,641	9,676,866
Vivendi SA	193,809	5,217,714
Wendel SA	4,850	840,968
Zodiac Aerospace	35,769	1,070,779

		292,191,068

GERMANY — 9.8%
adidas AG	35,476	7,120,521
Allianz SE	84,118	19,343,207
Axel Springer SE	8,400	656,948
BASF SE	173,042	19,062,551
Bayer AG	154,763	19,327,302
Bayerische Motoren Werke AG	62,933	6,561,740

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	10,669	$956,238
Beiersdorf AG	18,603	2,186,938
Brenntag AG	28,112	1,781,351
Commerzbank AG (b)	204,113	3,064,962
Continental AG	20,499	5,539,652
Covestro AG (d)	22,437	2,317,851
Daimler AG	181,616	15,440,385
Deutsche Bank AG	391,986	7,472,313
Deutsche Boerse AG	36,787	4,276,027
Deutsche Lufthansa AG	45,872	1,692,153
Deutsche Post AG	181,362	8,656,736
Deutsche Telekom AG	629,858	11,189,956
Deutsche Wohnen SE	64,908	2,841,749
Drillisch AG	9,793	809,402
E.ON SE	409,081	4,450,986
Evonik Industries AG	32,267	1,215,469
Fraport AG Frankfurt Airport Services Worldwide	7,028	775,227
Fresenius Medical Care AG & Co. KGaA	40,276	4,245,342
Fresenius SE & Co. KGaA	76,843	6,004,210
Fuchs Petrolub SE Preference Shares	11,891	631,833
GEA Group AG	34,939	1,678,610
Hannover Rueck SE	11,800	1,486,374
HeidelbergCement AG	27,666	2,998,226
Henkel AG & Co. KGaA Preference Shares	33,268	4,408,286
Henkel AG & Co. KGaA	18,985	2,279,719
HOCHTIEF AG	3,385	599,951
HUGO BOSS AG	12,222	1,041,128
Infineon Technologies AG	211,319	5,794,425
Innogy SE (d)	24,532	962,541
KION Group AG	12,696	1,097,361
KS AG	35,264	878,871
Lanxess AG	16,645	1,324,959
Linde AG (b)	34,492	8,062,014
MAN SE	7,204	825,264
Merck KGaA	24,651	2,656,683
METRO AG (b)	33,622	672,216
MTU Aero Engines AG	9,603	1,722,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,310	6,361,578
OSRAM Licht AG	19,225	1,729,788
Porsche Automobil Holding SE Preference Shares	29,123	2,440,270
ProSiebenSat.1 Media SE	44,142	1,521,529
QIAGEN NV (b)	42,355	1,332,021
RWE AG (b)	100,741	2,056,487
SAP SE	183,875	20,633,493
Schaeffler AG Preference Shares	27,293	484,555
Siemens AG	143,170	19,968,341
Symrise AG	22,854	1,965,474
Telefonica Deutschland Holding AG	122,765	617,084
ThyssenKrupp AG	82,229	2,391,004
TUI AG	82,896	1,726,918
Uniper SE	37,169	1,160,446
United Internet AG	23,007	1,584,121
Volkswagen AG	5,948	1,204,916
Volkswagen AG Preference Shares	35,231	7,041,733
Vonovia SE	92,108	4,577,871
Wirecard AG	21,678	2,422,700
Zalando SE (b) (d)	20,797	1,101,686

		278,432,466

HONG KONG — 3.4%
AIA Group, Ltd.	2,242,200	19,116,911
ASM Pacific Technology, Ltd.	51,900	723,000
Bank of East Asia, Ltd.	219,956	952,440
BOC Hong Kong Holdings, Ltd.	690,000	3,495,324
CK Asset Holdings, Ltd.	489,179	4,273,973
CK Hutchison Holdings, Ltd.	506,500	6,356,114
CK Infrastructure Holdings, Ltd.	132,000	1,133,870
CLP Holdings, Ltd.	306,500	3,134,672
First Pacific Co., Ltd.	314,000	212,887
Galaxy Entertainment Group, Ltd.	431,000	3,456,910
Hang Lung Group, Ltd.	145,000	533,272
Hang Lung Properties, Ltd.	396,000	967,546
Hang Seng Bank, Ltd.	143,800	3,568,649
Henderson Land Development Co., Ltd.	213,254	1,404,907
HK Electric Investments & HK Electric Investments, Ltd. (a) (d)	455,490	416,608
HKT Trust & HKT, Ltd.	679,000	865,112
Hong Kong & China Gas Co., Ltd.	1,569,500	3,075,837
Hong Kong Exchanges & Clearing, Ltd.	216,425	6,638,957
Hongkong Land Holdings, Ltd.	228,900	1,611,456
Hysan Development Co., Ltd.	105,000	556,746
Jardine Matheson Holdings, Ltd.	39,500	2,399,625
Jardine Strategic Holdings, Ltd.	42,500	1,682,150
Kerry Properties, Ltd.	118,000	530,580
Kingston Financial Group, Ltd. (a)	754,000	723,396
Li & Fung, Ltd.	1,090,000	598,173
Link REIT	420,000	3,892,520
Melco Resorts & Entertainment, Ltd. ADR	45,923	1,333,604
MTR Corp., Ltd.	272,645	1,597,373
New World Development Co., Ltd.	1,163,162	1,746,834
NWS Holdings, Ltd.	274,810	495,673
PCCW, Ltd.	748,000	434,411
Power Assets Holdings, Ltd.	252,000	2,125,977
Sands China, Ltd.	446,000	2,302,086
Shangri-La Asia, Ltd.	264,000	599,102
Sino Land Co., Ltd.	595,379	1,054,078
SJM Holdings, Ltd.	434,000	388,625
Sun Hung Kai Properties, Ltd.	273,000	4,553,900
Swire Pacific, Ltd. Class A	98,000	907,001
Swire Properties, Ltd.	237,600	765,932

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Techtronic Industries Co., Ltd.	258,000	$1,681,540
WH Group, Ltd. (d)	1,560,309	1,760,445
Wharf Holdings, Ltd.	226,000	780,576
Wharf Real Estate Investment Co., Ltd. (b)	226,000	1,503,332
Wheelock & Co., Ltd.	151,000	1,077,840
Yue Yuen Industrial Holdings, Ltd.	149,500	587,115

		98,017,079

IRELAND — 0.6%
AerCap Holdings NV (b)	27,414	1,442,250
AIB Group PLC	150,377	993,150
Bank of Ireland Group PLC (b)	170,721	1,454,488
CRH PLC	154,455	5,555,742
James Hardie Industries PLC	85,085	1,505,344
Kerry Group PLC Class A	28,985	3,254,286
Paddy Power Betfair PLC	14,637	1,743,550
Ryanair Holdings PLC ADR (b)	4,205	438,119

		16,386,929

ISRAEL — 0.4%
Azrieli Group, Ltd.	7,782	435,540
Bank Hapoalim BM	186,339	1,373,530
Bank Leumi Le-Israel BM	253,799	1,533,036
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	632,973
Check Point Software Technologies, Ltd. (b)	23,910	2,477,554
Elbit Systems, Ltd.	3,969	531,616
Frutarom Industries, Ltd.	6,562	617,140
Israel Chemicals, Ltd.	90,984	369,529
Mizrahi Tefahot Bank, Ltd.	25,993	480,305
Nice, Ltd.	10,564	957,002
Teva Pharmaceutical Industries, Ltd. ADR (a)	44,328	840,015
Teva Pharmaceutical Industries, Ltd.	129,045	2,440,282

		12,688,522

ITALY — 2.0%
Assicurazioni Generali SpA	232,187	4,237,915
Atlantia SpA	86,738	2,741,360
Davide Campari-Milano SpA	107,255	830,063
Enel SpA	1,520,835	9,368,503
Eni SpA	468,925	7,770,576
Ferrari NV	22,562	2,369,235
Intesa Sanpaolo SpA (e)	2,487,589	8,274,260
Intesa Sanpaolo SpA (e)	196,041	626,180
Leonardo SpA	81,549	971,407
Luxottica Group SpA	32,866	2,018,660
Mediobanca SpA	107,850	1,225,130
Poste Italiane SpA (d)	106,398	801,711
Prysmian SpA	37,010	1,208,368
Recordati SpA	19,949	887,764
Snam SpA	437,585	2,143,845
Telecom Italia SpA/Milano (b) (e)	2,173,024	1,880,049
Telecom Italia SpA/Milano (e)	1,170,271	837,536
Terna Rete Elettrica Nazionale SpA	257,268	1,496,445
UniCredit SpA (b)	369,244	6,907,989
UnipolSai Assicurazioni SpA	194,056	453,695

		57,050,691

JAPAN — 23.8%
ABC-Mart, Inc.	5,800	333,120
Acom Co., Ltd. (a) (b)	91,400	385,397
Aeon Co., Ltd.	114,100	1,926,988
AEON Financial Service Co., Ltd.	20,500	477,514
Aeon Mall Co., Ltd.	24,100	471,517
Air Water, Inc.	25,000	527,741
Aisin Seiki Co., Ltd.	33,100	1,859,947
Ajinomoto Co., Inc.	102,200	1,924,245
Alfresa Holdings Corp.	37,400	878,809
Alps Electric Co., Ltd.	34,700	991,869
Amada Holdings Co., Ltd.	69,700	949,133
ANA Holdings, Inc.	19,800	827,153
Aozora Bank, Ltd.	22,800	887,510
Asahi Glass Co., Ltd.	39,000	1,689,481
Asahi Group Holdings, Ltd.	71,800	3,562,912
Asahi Kasei Corp.	235,000	3,032,157
Asics Corp.	27,100	432,060
Astellas Pharma, Inc.	381,800	4,870,365
Bandai Namco Holdings, Inc.	36,000	1,177,630
Bank of Kyoto, Ltd.	12,600	656,565
Benesse Holdings, Inc.	13,600	479,893
Bridgestone Corp.	123,200	5,728,554
Brother Industries, Ltd.	44,800	1,105,584
Calbee, Inc. (a)	15,100	491,269
Canon, Inc.	199,600	7,441,811
Casio Computer Co., Ltd.	37,900	545,370
Central Japan Railway Co.	26,800	4,800,923
Chiba Bank, Ltd.	134,000	1,115,775
Chubu Electric Power Co., Inc.	117,800	1,464,526
Chugai Pharmaceutical Co., Ltd.	42,800	2,192,241
Chugoku Electric Power Co., Inc.	57,100	613,831
Coca-Cola Bottlers Japan, Inc.	24,100	880,351
Concordia Financial Group, Ltd.	237,100	1,431,229
Credit Saison Co., Ltd.	28,200	513,182
CYBERDYNE, Inc. (a) (b)	22,800	392,852
Dai Nippon Printing Co., Ltd.	50,000	1,115,402
Daicel Corp.	51,500	586,090
Daifuku Co., Ltd.	18,300	997,443
Dai-ichi Life Holdings, Inc.	200,200	4,130,180
Daiichi Sankyo Co., Ltd.	104,300	2,719,300
Daikin Industries, Ltd.	47,400	5,610,999
Daito Trust Construction Co., Ltd.	13,100	2,671,749
Daiwa House Industry Co., Ltd.	104,700	4,021,632
Daiwa House REIT Investment Corp.	270	641,625
Daiwa Securities Group, Inc.	312,000	1,957,859
DeNA Co., Ltd.	17,400	358,812
Denso Corp.	87,900	5,277,121
Dentsu, Inc.	41,600	1,763,338

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Disco Corp.	5,500	$1,224,012
Don Quijote Holdings Co., Ltd.	23,100	1,207,803
East Japan Railway Co.	61,500	6,002,597
Eisai Co., Ltd.	48,900	2,785,108
Electric Power Development Co., Ltd.	29,400	792,091
FamilyMart UNY Holdings Co., Ltd.	14,500	1,016,866
FANUC Corp.	36,500	8,767,776
Fast Retailing Co., Ltd.	10,000	3,986,684
Fuji Electric Co., Ltd.	96,000	723,515
FUJIFILM Holdings Corp.	75,400	3,082,264
Fujitsu, Ltd.	380,000	2,707,732
Fukuoka Financial Group, Inc.	134,000	752,969
Hachijuni Bank Ltd.	78,600	451,435
Hakuhodo DY Holdings, Inc.	41,000	532,472
Hamamatsu Photonics KK	27,400	921,846
Hankyu Hanshin Holdings, Inc.	46,800	1,881,971
Hikari Tsushin, Inc.	3,900	560,852
Hino Motors, Ltd.	49,600	642,841
Hirose Electric Co., Ltd.	6,200	906,471
Hisamitsu Pharmaceutical Co., Inc.	10,400	630,555
Hitachi Chemical Co., Ltd.	19,900	511,235
Hitachi Construction Machinery Co., Ltd.	19,300	701,585
Hitachi High-Technologies Corp.	11,800	497,559
Hitachi Metals, Ltd.	40,500	581,704
Hitachi, Ltd.	906,000	7,060,607
Honda Motor Co., Ltd.	320,900	11,001,472
Hoshizaki Corp.	9,900	877,949
Hoya Corp.	73,000	3,647,084
Hulic Co., Ltd.	50,000	561,917
Idemitsu Kosan Co., Ltd.	27,100	1,088,571
IHI Corp.	30,200	1,005,326
Iida Group Holdings Co., Ltd.	26,200	494,230
Inpex Corp.	179,800	2,248,897
Isetan Mitsukoshi Holdings, Ltd.	69,600	863,126
Isuzu Motors, Ltd.	103,400	1,732,053
ITOCHU Corp.	276,100	5,154,357
J Front Retailing Co., Ltd.	50,200	946,068
Japan Airlines Co., Ltd.	23,900	935,208
Japan Airport Terminal Co., Ltd.	8,200	304,270
Japan Exchange Group, Inc.	96,300	1,676,381
Japan Post Bank Co., Ltd.	75,600	984,511
Japan Post Holdings Co., Ltd.	301,100	3,453,362
Japan Prime Realty Investment Corp. REIT	138	438,562
Japan Real Estate Investment Corp. REIT	220	1,044,829
Japan Retail Fund Investment Corp. REIT	455	834,470
Japan Tobacco, Inc.	206,100	6,643,134
JFE Holdings, Inc.	97,900	2,351,686
JGC Corp.	43,100	833,688
JSR Corp.	33,300	655,654
JTEKT Corp.	38,300	658,223
JXTG Holdings, Inc.	582,600	3,759,877
Kajima Corp.	177,000	1,703,222
Kakaku.com, Inc.	26,600	449,827
Kamigumi Co., Ltd.	20,000	442,610
Kaneka Corp.	49,000	447,590
Kansai Electric Power Co., Inc.	132,800	1,626,844
Kansai Paint Co., Ltd.	39,400	1,024,085
Kao Corp.	93,300	6,310,277
Kawasaki Heavy Industries, Ltd.	26,800	940,914
KDDI Corp.	338,000	8,414,745
Keihan Holdings Co., Ltd.	16,800	495,127
Keikyu Corp.	43,500	836,019
Keio Corp.	21,000	923,702
Keisei Electric Railway Co., Ltd.	28,200	906,205
Keyence Corp.	18,300	10,253,848
Kikkoman Corp.	28,000	1,133,422
Kintetsu Group Holdings Co., Ltd.	35,600	1,365,220
Kirin Holdings Co., Ltd.	162,300	4,092,438
Kobe Steel, Ltd. (b)	53,600	497,221
Koito Manufacturing Co., Ltd.	20,100	1,413,156
Komatsu, Ltd.	171,600	6,212,027
Konami Holdings Corp.	18,400	1,012,694
Konica Minolta, Inc.	93,100	895,876
Kose Corp.	5,500	858,810
Kubota Corp.	198,200	3,887,465
Kuraray Co., Ltd.	66,900	1,262,578
Kurita Water Industries, Ltd.	17,800	578,322
Kyocera Corp.	59,300	3,881,215
Kyowa Hakko Kirin Co., Ltd.	50,400	974,892
Kyushu Electric Power Co., Inc.	82,000	859,672
Kyushu Financial Group, Inc.	61,500	372,330
Kyushu Railway Co.	30,700	952,477
Lawson, Inc.	9,100	605,051
LINE Corp. (a) (b)	8,000	326,320
Lion Corp.	39,000	739,148
LIXIL Group Corp.	48,600	1,315,846
M3, Inc.	40,100	1,411,420
Mabuchi Motor Co., Ltd.	9,600	520,692
Makita Corp.	41,700	1,752,770
Marubeni Corp.	310,300	2,247,988
Marui Group Co., Ltd.	39,800	728,872
Maruichi Steel Tube, Ltd.	10,400	304,660
Mazda Motor Corp.	100,900	1,353,842
McDonald’s Holdings Co. Japan, Ltd. (a)	13,200	580,613
Mebuki Financial Group, Inc.	181,300	767,688
Medipal Holdings Corp.	28,900	566,199
MEIJI Holdings Co., Ltd.	22,400	1,906,933
MINEBEA MITSUMI, Inc.	69,000	1,447,377
MISUMI Group, Inc.	54,000	1,572,304
Mitsubishi Chemical Holdings Corp.	272,900	2,995,480
Mitsubishi Corp.	283,200	7,826,024
Mitsubishi Electric Corp.	365,500	6,072,199
Mitsubishi Estate Co., Ltd.	231,000	4,019,174
Mitsubishi Gas Chemical Co., Inc.	35,900	1,030,950

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	57,900	$2,163,862
Mitsubishi Materials Corp.	21,600	768,895
Mitsubishi Motors Corp.	116,800	843,988
Mitsubishi Tanabe Pharma Corp.	39,600	819,771
Mitsubishi UFJ Financial Group, Inc.	2,228,800	16,350,469
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	486,646
Mitsui & Co., Ltd.	325,600	5,295,155
Mitsui Chemicals, Inc.	34,600	1,113,404
Mitsui Fudosan Co., Ltd.	168,700	3,781,336
Mitsui OSK Lines, Ltd.	20,200	674,230
Mixi, Inc.	8,800	395,277
Mizuho Financial Group, Inc.	4,570,400	8,300,966
MS&AD Insurance Group Holdings, Inc.	86,700	2,935,409
Murata Manufacturing Co., Ltd.	36,500	4,899,068
Nabtesco Corp.	22,800	874,354
Nagoya Railroad Co., Ltd.	36,000	906,631
NEC Corp.	50,800	1,370,901
Nexon Co., Ltd. (b)	38,900	1,132,641
NGK Insulators, Ltd.	45,900	867,068
NGK Spark Plug Co., Ltd.	29,600	719,702
NH Foods, Ltd.	33,000	805,007
Nidec Corp.	45,100	6,329,614
Nikon Corp.	60,100	1,211,070
Nintendo Co., Ltd.	21,000	7,678,562
Nippon Building Fund, Inc. REIT	236	1,154,336
Nippon Electric Glass Co., Ltd.	15,200	580,204
Nippon Express Co., Ltd.	15,900	1,057,177
Nippon Paint Holdings Co., Ltd. (a)	30,200	955,730
Nippon Prologis REIT, Inc.	331	700,198
Nippon Steel & Sumitomo Metal Corp.	145,100	3,723,783
Nippon Telegraph & Telephone Corp.	128,500	6,046,858
Nippon Yusen KK (b)	33,700	822,382
Nissan Chemical Industries, Ltd.	24,200	965,637
Nissan Motor Co., Ltd.	437,800	4,366,341
Nisshin Seifun Group, Inc.	33,100	668,758
Nissin Foods Holdings Co., Ltd.	11,800	862,086
Nitori Holdings Co., Ltd.	14,700	2,096,365
Nitto Denko Corp.	31,200	2,772,410
NOK Corp.	19,900	464,775
Nomura Holdings, Inc.	685,600	4,047,870
Nomura Real Estate Holdings, Inc.	22,600	506,770
Nomura Real Estate Master Fund, Inc.	666	827,105
Nomura Research Institute, Ltd.	25,900	1,204,758
NSK, Ltd.	73,800	1,162,194
NTT Data Corp.	112,500	1,337,217
NTT DOCOMO, Inc.	253,500	5,988,136
Obayashi Corp.	125,700	1,522,013
Obic Co., Ltd.	13,200	970,226
Odakyu Electric Railway Co., Ltd.	52,500	1,123,169
Oji Holdings Corp.	169,000	1,125,166
Olympus Corp.	54,900	2,105,353
Omron Corp.	36,400	2,171,398
Ono Pharmaceutical Co., Ltd.	80,300	1,871,885
Oracle Corp. Japan	7,400	613,546
Oriental Land Co., Ltd.	40,500	3,692,277
ORIX Corp.	249,600	4,219,824
Osaka Gas Co., Ltd.	71,200	1,371,540
Otsuka Corp.	9,100	697,949
Otsuka Holdings Co., Ltd.	73,700	3,237,174
Panasonic Corp.	416,400	6,097,220
Park24 Co., Ltd. (a)	18,200	435,734
Pola Orbis Holdings, Inc. (a)	16,800	589,827
Rakuten, Inc. (b)	183,200	1,679,130
Recruit Holdings Co., Ltd.	205,200	5,100,399
Renesas Electronics Corp. (b)	89,600	1,044,339
Resona Holdings, Inc.	406,800	2,430,689
Ricoh Co., Ltd.	135,700	1,261,233
Rinnai Corp.	5,600	507,057
Rohm Co., Ltd.	17,300	1,916,591
Ryohin Keikaku Co., Ltd.	4,500	1,402,130
Sankyo Co., Ltd.	9,200	289,516
Santen Pharmaceutical Co., Ltd.	70,000	1,100,488
SBI Holdings, Inc.	38,100	796,836
Secom Co., Ltd.	39,000	2,945,166
Sega Sammy Holdings, Inc.	32,200	399,606
Seibu Holdings, Inc.	37,700	713,171
Seiko Epson Corp.	49,600	1,170,763
Sekisui Chemical Co., Ltd.	72,200	1,449,768
Sekisui House, Ltd.	106,600	1,926,181
Seven & i Holdings Co., Ltd.	140,000	5,819,973
Seven Bank, Ltd.	126,400	433,115
Sharp Corp. (a) (b)	28,500	979,095
Shimadzu Corp.	49,600	1,128,053
Shimamura Co., Ltd.	3,700	407,279
Shimano, Inc.	14,300	2,012,028
Shimizu Corp.	104,600	1,080,820
Shin-Etsu Chemical Co., Ltd.	72,800	7,399,556
Shinsei Bank, Ltd.	30,900	534,613
Shionogi & Co., Ltd.	56,300	3,047,147
Shiseido Co., Ltd.	70,600	3,413,117
Shizuoka Bank, Ltd.	102,000	1,053,955
Showa Shell Sekiyu KK	34,700	471,292
SMC Corp.	10,800	4,446,551
SoftBank Group Corp.	155,000	12,273,413
Sohgo Security Services Co., Ltd.	14,700	799,920
Sompo Holdings, Inc.	66,800	2,587,796
Sony Corp.	236,900	10,689,416
Sony Financial Holdings, Inc.	33,200	588,257
Stanley Electric Co., Ltd.	27,300	1,108,722
Start Today Co., Ltd.	37,400	1,137,106
Subaru Corp.	116,100	3,692,732
SUMCO Corp.	43,300	1,110,079
Sumitomo Chemical Co., Ltd.	297,000	2,135,553
Sumitomo Corp.	223,400	3,797,701

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Sumitomo Dainippon Pharma Co., Ltd.	26,900	$399,739
Sumitomo Electric Industries, Ltd.	138,700	2,345,526
Sumitomo Heavy Industries, Ltd.	22,800	965,433
Sumitomo Metal Mining Co., Ltd.	47,500	2,183,356
Sumitomo Mitsui Financial Group, Inc.	251,900	10,885,479
Sumitomo Mitsui Trust Holdings, Inc.	62,900	2,497,574
Sumitomo Realty & Development Co., Ltd.	67,000	2,202,406
Sumitomo Rubber Industries, Ltd. (a)	27,600	513,534
Sundrug Co., Ltd.	12,400	576,795
Suntory Beverage & Food, Ltd.	24,700	1,098,509
Suruga Bank, Ltd.	34,400	738,081
Suzuken Co., Ltd.	13,600	559,574
Suzuki Motor Corp.	65,500	3,799,174
Sysmex Corp.	30,100	2,370,058
T&D Holdings, Inc.	100,000	1,710,608
Taiheiyo Cement Corp.	23,800	1,027,847
Taisei Corp.	38,800	1,932,250
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	471,372
Taiyo Nippon Sanso Corp.	23,300	326,179
Takashimaya Co., Ltd.	53,000	557,994
Takeda Pharmaceutical Co., Ltd.	133,100	7,563,010
TDK Corp.	23,600	1,883,391
Teijin, Ltd.	38,900	866,747
Temp Holdings Co., Ltd.	32,800	822,257
Terumo Corp.	59,400	2,815,766
THK Co., Ltd.	21,300	799,814
Tobu Railway Co., Ltd.	36,800	1,189,099
Toho Co., Ltd.	22,700	786,893
Toho Gas Co., Ltd.	12,600	345,619
Tohoku Electric Power Co., Inc.	79,000	1,010,555
Tokio Marine Holdings, Inc.	128,300	5,855,218
Tokyo Electric Power Co. Holdings, Inc. (b)	268,100	1,061,452
Tokyo Electron, Ltd.	29,900	5,414,647
Tokyo Gas Co., Ltd.	72,600	1,661,776
Tokyo Tatemono Co., Ltd.	36,300	490,445
Tokyu Corp.	104,700	1,671,111
Tokyu Fudosan Holdings Corp.	90,400	654,026
Toppan Printing Co., Ltd.	94,000	850,297
Toray Industries, Inc.	284,200	2,680,537
Toshiba Corp. (b)	1,245,000	3,503,462
Tosoh Corp.	56,500	1,280,968
TOTO, Ltd.	26,700	1,576,165
Toyo Seikan Group Holdings, Ltd.	28,500	457,923
Toyo Suisan Kaisha, Ltd.	18,400	786,471
Toyoda Gosei Co., Ltd.	9,700	246,870
Toyota Industries Corp.	31,200	2,005,220
Toyota Motor Corp.	488,200	31,259,535
Toyota Tsusho Corp.	41,500	1,670,684
Trend Micro, Inc. (b)	22,600	1,281,971
Tsuruha Holdings, Inc.	6,500	883,977
Unicharm Corp.	78,200	2,033,617
United Urban Investment Corp. REIT	568	817,335
USS Co., Ltd.	43,500	921,358
West Japan Railway Co.	30,300	2,212,855
Yahoo! Japan Corp. (a)	252,500	1,158,833
Yakult Honsha Co., Ltd.	17,000	1,282,734
Yamada Denki Co., Ltd. (a)	127,900	705,068
Yamaguchi Financial Group, Inc.	39,000	463,569
Yamaha Corp.	30,500	1,126,320
Yamaha Motor Co., Ltd.	55,200	1,810,599
Yamato Holdings Co., Ltd.	68,300	1,374,791
Yamazaki Baking Co., Ltd. (a)	22,000	429,063
Yaskawa Electric Corp.	49,000	2,159,654
Yokogawa Electric Corp.	47,300	906,111
Yokohama Rubber Co., Ltd. (a)	20,700	507,715

		678,759,674

LUXEMBOURG — 0.3%
ArcelorMittal (b)	124,717	4,060,748
Eurofins Scientific SE	2,198	1,339,738
Millicom International Cellular SA SDR	13,232	895,332
RTL Group SA	8,236	663,308
SES SA	67,548	1,055,263
Tenaris SA	86,893	1,373,129

		9,387,518

MACAU — 0.1%
MGM China Holdings, Ltd. (a)	169,200	511,888
Wynn Macau, Ltd.	272,400	862,433

		1,374,321

MEXICO — 0.0% (c)
Fresnillo PLC	41,967	811,255

NETHERLANDS — 4.5%
ABN AMRO Group NV (d)	76,687	2,477,107
Aegon NV	317,286	2,025,000
Akzo Nobel NV	46,322	4,061,626
Altice NV Class A (a) (b)	107,955	1,133,765
ASML Holding NV	72,704	12,672,027
Boskalis Westminster	14,815	559,135
EXOR NV	20,181	1,238,324
Heineken Holding NV	20,752	2,055,569
Heineken NV	49,188	5,134,517
ING Groep NV	727,259	13,383,212
Koninklijke Ahold Delhaize NV	243,114	5,352,561
Koninklijke DSM NV	34,834	3,332,490
Koninklijke KPN NV	664,494	2,320,365
Koninklijke Philips NV	175,278	6,638,346
Koninklijke Vopak NV	11,255	494,244
NN Group NV	58,522	2,538,269
NXP Semiconductors NV (b)	47,872	5,605,332
Randstad Holding NV	20,961	1,289,709
Royal Dutch Shell PLC Class A	843,988	28,314,274
Royal Dutch Shell PLC Class B	701,237	23,795,586

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
Wolters Kluwer NV	58,154	$3,036,266

		127,457,724

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	178,138	820,963
Fisher & Paykel Healthcare Corp., Ltd.	105,370	1,075,377
Fletcher Building, Ltd.	125,286	677,186
Mercury NZ, Ltd.	144,564	346,483
Meridian Energy, Ltd.	262,247	545,542
Ryman Healthcare, Ltd.	72,076	542,848
Spark New Zealand, Ltd.	345,222	891,244

		4,899,643

NORWAY — 0.7%
DNB ASA	182,669	3,396,841
Gjensidige Forsikring ASA	41,012	776,683
Marine Harvest ASA (b)	80,141	1,361,917
Norsk Hydro ASA	256,448	1,954,866
Orkla ASA	151,652	1,613,980
Schibsted ASA Class B	19,596	522,282
Statoil ASA	214,838	4,601,786
Telenor ASA	141,103	3,034,473
Yara International ASA	32,889	1,514,703

		18,777,531

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	433,534	1,501,896
Galp Energia SGPS SA	90,821	1,671,312
Jeronimo Martins SGPS SA	45,284	880,636

		4,053,844

SINGAPORE — 1.3%
Ascendas REIT	478,950	974,816
CapitaLand Commercial Trust	468,038	675,930
CapitaLand Mall Trust REIT	490,000	780,979
CapitaLand, Ltd.	470,700	1,243,319
City Developments, Ltd.	72,400	676,651
ComfortDelGro Corp., Ltd.	427,400	633,233
DBS Group Holdings, Ltd.	334,913	6,227,617
Genting Singapore PLC	1,167,800	1,144,731
Global Logistic Properties, Ltd.	497,500	1,254,546
Golden Agri-Resources, Ltd.	1,326,600	367,287
Hutchison Port Holdings Trust	935,800	388,357
Jardine Cycle & Carriage, Ltd.	17,233	524,443
Keppel Corp., Ltd.	265,300	1,459,110
Oversea-Chinese Banking Corp., Ltd.	591,226	5,481,360
SATS, Ltd.	114,700	446,303
Sembcorp Industries, Ltd.	177,900	403,350
Singapore Airlines, Ltd.	110,600	883,045
Singapore Exchange, Ltd.	152,600	849,554
Singapore Press Holdings, Ltd. (a)	306,400	607,573
Singapore Technologies Engineering, Ltd.	304,700	743,282
Singapore Telecommunications, Ltd.	1,539,500	4,112,552
StarHub, Ltd.	120,500	256,978
Suntec Real Estate Investment Trust	521,900	839,633
United Overseas Bank, Ltd.	248,190	4,912,171
UOL Group, Ltd.	89,832	596,236
Wilmar International, Ltd.	314,400	726,950

		37,210,006

SOUTH AFRICA — 0.1%
Investec PLC	119,452	864,499
Mediclinic International PLC (a)	74,531	654,838
Mondi PLC	68,608	1,792,151

		3,311,488

SPAIN — 3.1%
Abertis Infraestructuras SA	132,118	2,942,908
ACS Actividades de Construccion y Servicios SA	43,859	1,717,962
Aena SME SA (d)	12,617	2,560,434
Amadeus IT Group SA	81,086	5,852,796
Banco Bilbao Vizcaya Argentaria SA	1,244,126	10,624,949
Banco de Sabadell SA	978,926	1,946,619
Banco Santander SA	3,003,429	19,760,113
Bankia SA	187,877	899,478
Bankinter SA	127,076	1,206,094
CaixaBank SA	676,032	3,157,010
Enagas SA	40,604	1,163,837
Endesa SA	61,814	1,325,310
Ferrovial SA	91,359	2,076,146
Gas Natural SDG SA	63,126	1,459,183
Grifols SA	57,949	1,699,618
Iberdrola SA	1,054,117	8,176,964
Industria de Diseno Textil SA	202,311	7,056,050
Mapfre SA	194,652	625,951
Red Electrica Corp. SA	83,161	1,868,376
Repsol SA	230,528	4,081,682
Siemens Gamesa Renewable Energy SA (a)	45,639	626,402
Telefonica SA	847,352	8,267,191

		89,095,073

SWEDEN — 2.6%
Alfa Laval AB	52,525	1,243,279
Assa Abloy AB Class B	191,389	3,983,229
Atlas Copco AB Class B	75,152	2,887,673
Atlas Copco AB Class A	125,018	5,408,412
Boliden AB	52,379	1,795,120
Electrolux AB Series B	47,866	1,545,158
Essity AB Class B (b)	110,939	3,157,104
Getinge AB Class B	40,027	581,767
Hennes & Mauritz AB Class B (a)	175,863	3,636,471
Hexagon AB Class B	46,996	2,358,554
Husqvarna AB Class B	80,679	769,591
ICA Gruppen AB	13,522	491,994
Industrivarden AB Class C	33,726	834,139
Investor AB Class B	85,140	3,890,183
Kinnevik AB Class B	41,412	1,402,571

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
L E Lundbergforetagen AB Class B	6,443	$482,389
Lundin Petroleum AB (b)	37,913	869,626
Nordea Bank AB	560,919	6,802,963
Sandvik AB	210,064	3,686,864
Securitas AB Class B	56,568	989,379
Skandinaviska Enskilda Banken AB Class A	280,059	3,294,007
Skanska AB Class B	65,960	1,369,551
SKF AB Class B	69,664	1,550,263
Svenska Handelsbanken AB Class A	285,536	3,912,933
Swedbank AB Class A	166,074	4,014,173
Swedish Match AB	35,442	1,399,066
Tele2 AB Class B	66,816	822,602
Telefonaktiebolaget LM Ericsson Class B	572,975	3,768,513
Telia Co. AB	471,238	2,103,664
Volvo AB Class B	294,117	5,485,394

		74,536,632

SWITZERLAND — 8.6%
ABB, Ltd. (b)	346,613	9,290,438
Adecco Group AG	31,402	2,402,277
Baloise Holding AG	8,886	1,383,280
Barry Callebaut AG (b)	370	771,893
Chocoladefabriken Lindt & Spruengli AG (e)	202	1,233,350
Chocoladefabriken Lindt & Spruengli AG (e)	19	1,374,259
Cie Financiere Richemont SA	97,429	8,828,097
Clariant AG (b)	42,909	1,199,867
Coca-Cola HBC AG (b)	34,872	1,141,589
Credit Suisse Group AG (b)	457,349	8,166,108
Dufry AG (b)	6,194	920,996
EMS-Chemie Holding AG	1,508	1,006,623
Ferguson PLC	47,078	3,394,397
Geberit AG	6,937	3,054,558
Givaudan SA	1,705	3,940,133
Glencore PLC	2,293,815	12,101,535
Julius Baer Group, Ltd. (b)	43,297	2,648,026
Kuehne + Nagel International AG	10,530	1,863,956
LafargeHolcim, Ltd. (b)	84,562	4,768,273
Lonza Group AG (b)	14,225	3,843,451
Nestle SA	580,890	49,952,367
Novartis AG	415,480	35,131,403
Pargesa Holding SA	7,650	663,340
Partners Group Holding AG (a)	3,313	2,270,994
Roche Holding AG	131,249	33,199,465
Schindler Holding AG (e)	7,266	1,672,410
Schindler Holding AG (e)	3,944	892,408
SGS SA	1,034	2,696,146
Sika AG	406	3,224,669
Sonova Holding AG	9,633	1,504,508
STMicroelectronics NV	121,744	2,661,393
Straumann Holding AG	1,917	1,354,392
Swatch Group AG (e)	5,708	2,327,716
Swatch Group AG (e)	10,693	817,474
Swiss Life Holding AG (b)	5,951	2,106,819
Swiss Prime Site AG (b)	13,273	1,225,829
Swiss Re AG	58,079	5,438,388
Swisscom AG	4,843	2,576,804
UBS Group AG	681,400	12,544,193
Vifor Pharma AG	9,106	1,167,100
Zurich Insurance Group AG	28,474	8,666,381

		245,427,305

UNITED KINGDOM — 15.9%
3i Group PLC	187,920	2,322,197
Admiral Group PLC	38,319	1,037,757
Anglo American PLC (a)	251,462	5,270,859
Ashtead Group PLC	93,849	2,528,928
Associated British Foods PLC	68,731	2,621,919
AstraZeneca PLC	238,705	16,536,126
Auto Trader Group PLC (d)	186,149	888,396
Aviva PLC	747,159	5,119,293
Babcock International Group PLC	52,900	504,859
BAE Systems PLC	585,880	4,541,306
Barclays PLC	3,181,114	8,739,903
Barratt Developments PLC	199,693	1,749,122
Berkeley Group Holdings PLC	24,323	1,380,936
BP PLC	3,697,004	26,140,862
British American Tobacco PLC ADR	36,937	2,474,410
British American Tobacco PLC	394,461	26,776,401
British Land Co. PLC REIT	181,550	1,698,267
BT Group PLC	1,604,494	5,897,191
Bunzl PLC	66,032	1,850,809
Burberry Group PLC	79,547	1,928,321
Capita PLC	126,181	684,302
Carnival PLC	34,822	2,304,398
Centrica PLC	1,011,695	1,879,047
CNH Industrial NV	187,371	2,513,196
Cobham PLC (b)	475,515	812,428
Coca-Cola European Partners PLC	38,766	1,546,864
Compass Group PLC	298,537	6,461,534
ConvaTec Group PLC (d)	272,159	756,575
Croda International PLC	23,514	1,407,211
DCC PLC	16,993	1,716,000
Diageo PLC	470,015	17,325,896
Direct Line Insurance Group PLC	242,834	1,253,860
easyJet PLC	28,875	571,848
Experian PLC	174,197	3,855,152
Fiat Chrysler Automobiles NV	202,945	3,633,513
G4S PLC	281,805	1,017,835
GKN PLC	328,929	1,421,198
GlaxoSmithKline PLC	927,367	16,590,703
Hammerson PLC REIT	141,199	1,044,808
Hargreaves Lansdown PLC	50,551	1,232,259
HSBC Holdings PLC	3,760,890	39,016,369
IMI PLC	55,269	996,619
Imperial Brands PLC	179,685	7,695,560

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Security Description	Shares	Value
InterContinental Hotels Group PLC	32,572	$2,079,275
International Consolidated Airlines Group SA	120,036	1,042,992
Intertek Group PLC	30,015	2,107,285
ITV PLC	648,668	1,452,239
J Sainsbury PLC	294,197	960,711
John Wood Group PLC	123,503	1,085,946
Johnson Matthey PLC	35,957	1,495,705
Kingfisher PLC	425,481	1,943,698
Land Securities Group PLC REIT	134,175	1,829,572
Legal & General Group PLC	1,100,422	4,068,332
Lloyds Banking Group PLC	13,589,257	12,511,378
London Stock Exchange Group PLC	60,263	3,092,082
Marks & Spencer Group PLC	313,922	1,336,823
Meggitt PLC	143,867	938,439
Merlin Entertainments PLC (d)	137,489	674,951
Micro Focus International PLC	5,191	177,168
Micro Focus International PLC ADR (b)	78,500	2,636,815
National Grid PLC	622,473	7,368,782
Next PLC	27,661	1,693,183
Old Mutual PLC	948,003	2,971,346
Pearson PLC	147,939	1,472,916
Persimmon PLC	58,120	2,152,665
Prudential PLC	481,562	12,413,054
Randgold Resources, Ltd.	18,413	1,845,696
Reckitt Benckiser Group PLC	124,438	11,646,993
RELX NV	183,953	4,233,372
RELX PLC	201,787	4,746,902
Rio Tinto PLC	229,987	12,264,148
Rio Tinto, Ltd.	78,079	4,629,679
Rolls-Royce Holdings PLC	312,793	3,583,917
Royal Bank of Scotland Group PLC (b)	649,420	2,442,238
Royal Mail PLC	163,901	1,003,270
RSA Insurance Group PLC	194,021	1,660,071
Sage Group PLC	204,129	2,203,561
Schroders PLC	23,769	1,130,517
Segro PLC REIT	177,778	1,411,671
Severn Trent PLC	45,524	1,331,415
Shire PLC ADR	8,899	1,380,413
Shire PLC	144,384	7,617,302
Sky PLC (b)	198,013	2,710,764
Smith & Nephew PLC	162,523	2,831,706
Smiths Group PLC	75,338	1,518,511
SSE PLC	186,957	3,338,360
St James’s Place PLC	100,823	1,672,120
Standard Chartered PLC (b)	620,388	6,546,831
Standard Life Aberdeen PLC	512,030	3,024,103
Taylor Wimpey PLC	621,897	1,736,383
Tesco PLC	1,566,498	4,434,175
Travis Perkins PLC	47,042	997,177
Unilever NV	304,397	17,162,991
Unilever PLC	236,321	13,188,530
United Utilities Group PLC	124,075	1,392,253
Vodafone Group PLC	5,029,263	15,987,836
Weir Group PLC	41,826	1,201,196
Whitbread PLC	32,926	1,781,626
Wm Morrison Supermarkets PLC	443,341	1,318,805
Worldpay Group PLC (d)	365,813	2,108,076
WPP PLC	233,859	4,242,290

		453,575,292

TOTAL COMMON STOCKS (Cost $2,388,274,017)		2,819,123,315

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Transurban Group (expiring 1/24/18) (b) (f)	30,744	—

SPAIN — 0.0%
Repsol SA (expiring 1/10/18) (b)	230,528	104,914

TOTAL RIGHTS (Cost $105,657)		104,914

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	18,151,852	18,151,852
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	15,887,666	15,887,666

TOTAL SHORT-TERM INVESTMENTS (Cost $34,039,518)		34,039,518

TOTAL INVESTMENTS — 99.9% (Cost $2,422,419,192)		2,853,267,747

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,401,248

NET ASSETS — 100.0%		$2,855,668,995

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $0, representing 0.0% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	03/16/2018	392	$39,135,374	$40,092,709	$957,335

During the period ended December 31, 2017, average notional value related to futures contracts was $45,335,129 or less than 0.5% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$198,051,334	$—	$—	$198,051,334
Austria	7,209,073	—	—	7,209,073
Belgium	31,007,678	—	—	31,007,678
Chile	1,046,282	—	—	1,046,282
China	1,244,982	—	—	1,244,982
Denmark	51,033,959	—	—	51,033,959
Finland	26,085,946	—	—	26,085,946
France	292,191,068	—	—	292,191,068
Germany	278,432,466	—	—	278,432,466
Hong Kong	98,017,079	—	—	98,017,079
Ireland	16,386,929	—	—	16,386,929
Israel	12,688,522	—	—	12,688,522
Italy	57,050,691	—	—	57,050,691
Japan	678,759,674	—	—	678,759,674
Luxembourg	9,387,518	—	—	9,387,518
Macau	1,374,321	—	—	1,374,321
Mexico	811,255	—	—	811,255

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Netherlands	$127,457,724	$—		$—	$127,457,724
New Zealand	4,899,643	—		—	4,899,643
Norway	18,777,531	—		—	18,777,531
Portugal	4,053,844	—		—	4,053,844
Singapore	37,210,006	—		—	37,210,006
South Africa	3,311,488	—		—	3,311,488
Spain	89,095,073	—		—	89,095,073
Sweden	74,536,632	—		—	74,536,632
Switzerland	245,427,305	—		—	245,427,305
United Kingdom	453,575,292	—		—	453,575,292
Rights
Australia	—	0	(a)	—	—
Spain	104,914	—		—	104,914
Short-Term Investments	34,039,518	—		—	34,039,518

TOTAL INVESTMENTS	$2,853,267,747	$0		$—	$2,853,267,747

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	957,335	—		—	957,335

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,854,225,082	$0		$—	$2,854,225,082

(a)	Fund held a Level 2 security that was valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$315,175,695	$297,023,843	$—	$—	18,151,852	$18,151,852	$198,326	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	39,019,139	142,528,365	181,547,504	—	—	—	—	74,812	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	314,621,605	298,733,939	—	—	15,887,666	15,887,666	325,219	—

Total		$39,019,139	$772,325,665	$777,305,286	$—	$—		$34,039,518	$598,357	$—

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$2,819,228,229
Investments in affiliated issuers, at value	34,039,518

Total Investments	2,853,267,747
Foreign currency, at value	3,692,017
Cash at broker	1,411,201
Receivable from broker — variation margin on open futures contracts	743,445
Receivable for investments sold	5,300,354
Dividends receivable — unaffiliated issuers	2,643,531
Dividends receivable — affiliated issuers	29,328
Securities lending income receivable — affiliated issuers	29,527
Receivable for foreign taxes recoverable	4,761,759
Prepaid expenses and other assets	535

TOTAL ASSETS	2,871,879,444

LIABILITIES
Payable upon return of securities loaned	15,887,666
Payable for investments purchased	17,148
Advisory fee payable	263,130
Custodian fees payable	7
Professional fees payable	42,002
Accrued expenses and other liabilities	496

TOTAL LIABILITIES	16,210,449

NET ASSETS	$2,855,668,995

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,388,379,674
Investments in affiliated issuers	34,039,518

Total cost of investments	$2,422,419,192

Foreign currency, at cost	$3,653,117

* Includes investments in securities on loan, at value	$22,298,565

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$19,487
Dividend income — unaffiliated issuers	67,780,096
Dividend income — affiliated issuers	273,138
Dividend income — non-cash transactions	10,153,739
Unaffiliated securities lending income	54,430
Affiliated securities lending income	325,219
Foreign taxes withheld	(5,891,943)

TOTAL INVESTMENT INCOME (LOSS)	72,714,166

EXPENSES
Advisory fee	2,718,445
Administration and custody fees	568,072
Trustees’ fees and expenses	56,576
Professional fees and expenses	160,902
Printing and postage fees	4,311
Insurance expense	725
Miscellaneous expenses	17,314

TOTAL EXPENSES	3,526,345

NET INVESTMENT INCOME (LOSS)	69,187,821

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,034,605)
Foreign currency transactions	228,380
Futures contracts	8,476,422

Net realized gain (loss)	5,670,197

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	468,293,641
Foreign currency translations	378,967
Futures contracts	1,161,075

Net change in unrealized appreciation/depreciation	469,833,683

NET REALIZED AND UNREALIZED GAIN (LOSS)	475,503,880

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$544,691,701

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,187,821	$27,767,161
Net realized gain (loss)	5,670,197	(3,801,537)
Net change in unrealized appreciation/depreciation	469,833,683	(37,745,625)

Net increase (decrease) in net assets resulting from operations	544,691,701	(13,780,001)

FROM BENEFICIAL INTEREST TRANSACTIONS
Contributions	562,875,573	1,989,271,659
In-kind subscriptions (Note 1)	—	31,466,206
Withdrawals	(232,962,957)	(25,893,186)

Net increase (decrease) in net assets from capital transactions	329,912,616	1,994,844,679

Net increase (decrease) in net assets during the period	874,604,317	1,981,064,678

Net assets at beginning of period	1,981,064,678	—

NET ASSETS AT END OF PERIOD	$2,855,668,995	$1,981,064,678

*	Inception date.

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%	0.15	% (b)
Net investment income (loss)	2.80%	2.57	% (b)
Portfolio turnover rate	4%	1	% (c)

*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2017, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following summarizes the value of the Portfolio’s derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts (a)	$—	$—	$—	$956,426	$—	$956,426

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$8,476,422	$—	$8,476,422

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,161,075	$—	$1,161,075

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	Purchases	Sales
State Street International Developed Equity Index Portfolio	$520,172,193	$98,653,414

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,438,442,167	$489,951,985	$74,169,979	$415,782,006

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$22,298,565	$15,887,666	$7,541,264	$23,428,930

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:

		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$15,887,666	$—	$—	$—	$15,887,666	$15,887,666

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolio and other affiliated Funds participated in a $360 million revolving credit facility.

The Portfolio had no outstanding loans as of December 31, 2017.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017

10.	Risks

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

State Street International Developed Equity Index Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street International Developed Equity Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2017 and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 28, 2018

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,078.10	$0.73	$1,024.50	$0.71

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	73	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).*

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016-present); Deputy Treasurer of Elfun Funds (July 2016-present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011-present); Treasurer of Elfun Funds (June 2011-July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010-May 2013).

STATE STREET MASTER FUNDS

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011-present)*; Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

SSIITHIDEAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Registrant’s Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland and Richard D. Shirk. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $180,177 and $168,650, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $45,420 and $44,098, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,777,372 and $7,777,372 , respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $28,718,894 and $26,000,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2018